UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135
                                   ----------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                      ------------------------------------
              (Exact name of registrant as specified in charter)


       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

FOREIGN EQUITY SERIES





                                                  SEMIANNUAL REPORT | 06 30 2005
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                             TEMPLETON INSTITUTIONAL FUNDS, INC.
                                          --------------------------------------
                                             Foreign Equity Series

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

SEMIANNUAL REPORT
--------------------------------------------------------------------------------

 TIFI Foreign Equity Series ...............................................    2

 Performance Summary ......................................................    7

 Your Fund's Expenses .....................................................    8

 Financial Highlights and Statement of Investments ........................   10

 Financial Statements .....................................................   17

 Notes to Financial Statements ............................................   20

 Shareholder Information ..................................................   28

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------


                                                           Semiannual Report | 1

SEMIANNUAL REPORT

TIFI FOREIGN EQUITY SERIES

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities.

--------------------------------------------------------------------------------
  PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you the Templeton Institutional Funds, Inc. (TIFI) Foreign Equity Series (the "Fund") semiannual report for the six-month period ended June 30, 2005.

PERFORMANCE OVERVIEW

The Fund posted a -0.03% cumulative total return for the six-month period ended June 30, 2005. The Fund underperformed the MSCI All Country World ex-U.S. Index,(1),(2) which returned 0.32% for the period, and outperformed the MSCI EAFE Index,(1),(3) which returned -0.85% during the same period.

ECONOMIC AND MARKET OVERVIEW

The global economic recovery continued in the six-month period ended
June 30, 2005. The pace of growth appeared to have defied prior expectations of a global slowdown. U.S. gross domestic product (GDP) grew 3.8% and 3.4% in the first and second quarters, respectively. Apart from Western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China's industrial production grew almost 17% in May, and Japan's economic outlook seemed brighter after GDP grew 4.9% annualized in the first quarter of 2005.

1. All MSCI data is presented "as is." The Fund described herein is not sponsored or endorsed by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the Fund described herein. Copying or distributing the MSCI data is strictly prohibited.

2. Source: Standard & Poor's Micropal. The Morgan Stanley Capital International
(MSCI) All Country World ex-U.S. Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: Standard & Poor's Micropal. The MSCI Europe, Australasia, and Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance in the global developed markets, excluding the United States and Canada. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


2 | Semiannual Report

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June. Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment in Germany, Spain and France remained at least 10%. Economic growth was slow and the euro declined in value versus the U.S. dollar. Largely in consideration of these, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the political future of the European Union (EU).

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.6%, as measured by the Morgan Stanley Capital International (MSCI) Europe Index, using the local currencies of this index's constituents. The MSCI Pacific Index, which includes Japan, returned 3.4% in local currencies for the same period. U.S. markets, as measured by the MSCI U.S. Index, returned -0.4%. However, due to the dollar's recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June the dollar rose 12% and 8% versus the euro and the yen. Although the dollar's recent rise helped make foreign-based companies' goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors' returns on European or Japanese equity investments.

INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment strategy. Our in-depth fundamental internal research evaluates a company's potential to grow earnings, asset value and/or cash flow over a five-year horizon. Stocks are selected for purchase or sale utilizing strict valuation parameters, reflecting our focus on individual companies rather than countries or sectors.

GEOGRAPHIC BREAKDOWN ON 6/30/05
EQUITY ASSETS AS A PERCENTAGE
OF TOTAL NET ASSETS

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Europe ..........................................................   64.5%
Asia ............................................................   23.2%
North America ...................................................    4.4%
Australia & New Zealand .........................................    3.0%
Latin America ...................................................    1.0%
Middle-East/Africa ..............................................    0.7%
Short-Term Investments & Other Net Assets .......................    3.2%

SECTOR DIVERSIFICATION ON 6/30/05
Equity Assets as a Percentage of
Total Net Assets

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                          20.7%
Industrials                                                         13.0%
Consumer Discretionary                                              11.1%
Materials                                                            9.4%
Telecommunication Services                                           9.0%
Oil, Gas & Consumable Fuels                                          7.7%
Information Technology                                               7.5%
Health Care                                                          7.2%
Utilities                                                            3.9%
Consumer Staples                                                     3.4%
Multi-Utilities                                                      1.8%
Hotels, Restaurants & Leisure                                        1.3%
Energy                                                               0.8%
Short-Term Investments & Other Net Assets                            3.2%


                                                           Semiannual Report | 3

10 LARGEST EQUITY POSITIONS
ON 6/30/05
PERCENTAGE OF TOTAL NET ASSETS

--------------------------------------------------------------------------------
  Samsung Electronics Co. Ltd.                                             2.4%
--------------------------------------------------------------------------------
  Shell Transport & Trading Co. PLC, ADR                                   1.7%
--------------------------------------------------------------------------------
  Celesio AG                                                               1.7%
--------------------------------------------------------------------------------
  Sanofi-Aventis                                                           1.7%
--------------------------------------------------------------------------------
  Telefonica SA                                                            1.6%
--------------------------------------------------------------------------------
  E.ON AG                                                                  1.6%
--------------------------------------------------------------------------------
  Deutsche Post AG                                                         1.5%
--------------------------------------------------------------------------------
  Michelin SA, B                                                           1.5%
--------------------------------------------------------------------------------
  Nordea Bank AB, FDR                                                      1.4%
--------------------------------------------------------------------------------
  Koninklijke Philips Electronics NV                                       1.4%
--------------------------------------------------------------------------------

ASSET ALLOCATION ON 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity ...........................................................  96.8%
Short-Term Investments & Other Net Assets ........................   3.2%

MANAGER'S DISCUSSION

Supported by the elevated price of oil, the energy sector led all other sectors in stock market performance during the six-month month period ended June 30, 2005. In this period, energy stocks provided the strongest contribution to investment returns in both the Fund and the broader market, as measured by the MSCI All Country World ex-U.S. Index (1.0% and 1.52%, respectively). The Fund's relative underweight in energy combined with strong performance by certain Index constituents that were not held in the Fund explained the lag in this sector's performance. This lag, however, was more than offset by the Fund's return contributions in the industrial and utility sectors, combined. These were the other two top performing sectors in the Fund and the broader market. In both cases, the excess returns occurred as a result of stock selection and the overweight positions the Fund maintained relative to the benchmark. At Templeton, sector, industry, and country weights have always depended on our determination of a security's future value potential. Our investment process is strictly bottom-up, as opposed to a top-down selection approach.

On a stock-specific level, holdings that made significant contribution to portfolio returns included Husky Energy (oil and gas, Canada), Atlas Copco (mining and construction equipment, Sweden), and Korea Electric Power (electric utilities, South Korea).

On the negative side, the telecommunications services and consumer discretionary sectors were the worst performing sectors in the broader market and detracted from performance in both the Fund and the MSCI benchmark. In addition, an overweight position in the paper and forest products industry caused the Fund's performance in the materials sector to be more negative in the Fund than the benchmark. In general, we attributed most of this to the prevailing cautionary outlook for global growth and the cycle in commodity prices. Despite this near-term performance, we remained comfortable with our longer-term assumption for our holdings. Consequently, they continued to be in the portfolio. Holdings that detracted from portfolio performance during the period included Portugal Telecom, British Sky Broadcasting Group, and Alcan Inc. The latter company is a leading aluminum producer that is based in Canada.

During the period, we initiated positions in companies whose share prices appeared undervalued to us, based on our research. These companies included VNU, a Netherlands-based market research firm; Fuji Photo Film, a company from Japan that produces photographic film and paper as well as a


4 | Semiannual Report
range of digital imaging products; Mabuchi Motor, a leading manufacturer of small electric motors also based in Japan; and Royal Bank of Scotland Group, a commercial bank that offers retail and private banking services in the U.K. and the U.S. During the period, we also added to existing holdings that included Hitachi (consumer electronics, Japan), Cheung Kong Holdings (real estate developer, Hong Kong), and British Sky Broadcasting (pay-TV provider, U.K.). On the sell side, we liquidated the position in Kidde Plc (fire and explosion protection systems, U.K.) and trimmed holdings in Volvo (cars, Sweden), Merck KGaA (pharmaceuticals, Germany), Iberdrola (electric utility, Spain), and BHP Billiton (mining, U.K.).

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's significant investment in securities with non-U.S. currency exposure.


                                                           Semiannual Report | 5

We thank you for your continued participation in the Fund and look forward to serving your investment needs.

Sincerely,


[PHOTO OF GARY P. MOTYL]

/s/ Gary P. Motyl

Gary P. Motyl, CFA
President
Templeton Investment Counsel, LLC
Chief Investment Officer,
Templeton Institutional Global Equities

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

PERFORMANCE SUMMARY AS OF 6/30/05

TOTAL RETURNS

Your dividend income will vary depending on the dividends or interest paid by the securities in the Fund's portfolio. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. The unmanaged indices include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

-----------------------------------------------------------------------------------------------
                                                                    THREE YEAR      FIVE YEAR
                                SIX MONTHS          ONE YEAR         AVERAGE         AVERAGE
                             CUMULATIVE(1),(2)  CUMULATIVE(1),(2)  ANNUAL(1),(3)  ANNUAL(1),(3)
-----------------------------------------------------------------------------------------------
  TIFI Foreign Equity Series      -0.03%             17.14%          13.32%           4.32%
-----------------------------------------------------------------------------------------------
  MSCI All Country World
  ex-U.S. Index(4),(5)             0.32%             16.95%          14.08%           0.77%
-----------------------------------------------------------------------------------------------
  MSCI EAFE Index(4),(6)          -0.85%             14.13%          12.51%          -0.17%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                    AVERAGE          CUMULATIVE
                                 TEN YEAR            ANNUAL            SINCE
                                  AVERAGE            SINCE         INCEPTION(1),(2)
                               ANNUAL(1),(3)    INCEPTION(1),(3)     (10/18/90)
-----------------------------------------------------------------------------------
  TIFI Foreign Equity Series       9.38%             10.06%            309.17%
-----------------------------------------------------------------------------------
  MSCI All Country World
  ex-U.S. Index(4),(5)             5.81%              6.90%            166.78%
-----------------------------------------------------------------------------------
  MSCI EAFE Index(4),(6)           5.57%              6.07%            137.68%
-----------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2. Cumulative total return shows the change in value of an investment over the indicated periods. It assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period, and the deduction of all applicable charges and fees.

3. Average annual total return represents the change in value of an investment over the indicated periods.

4. All MSCI data is presented "as is." The Fund described herein is not sponsored or endorsed by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the Fund described herein. Copying or distributing the MSCI data is strictly prohibited.

5. Source: Standard & Poor's Micropal. The Morgan Stanley Capital International
(MSCI) All Country World ex-U.S. Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

6. Source: Standard & Poor's Micropal. The MSCI Europe, Australasia, and Far East (EAFE) Index is a free float-adjusted, capitalization-weighted index that is designed to measure equity market performance in the global developed markets, excluding the United States and Canada. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                           Semiannual Report | 7

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = $8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in the shareholder reports of other funds.


8 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund's prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------
                                                 BEGINNING       ENDING       EXPENSES PAID
                                               ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
                                                ON 12/31/04    ON 6/30/05    12/31/04-6/30/05
---------------------------------------------------------------------------------------------
  Actual                                        $ 1,000.00     $   999.70        $  3.97
---------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $ 1,000.00     $ 1,020.83        $  4.01
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                           Semiannual Report | 9

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

FOREIGN EQUITY SERIES

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                   JUNE 30, 2005                         YEAR ENDED DECEMBER 31,
                                                    (UNAUDITED)         2004          2003        2002         2001         2000
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........  $      20.27     $    16.95    $    12.13  $    14.47   $    16.95   $    21.53
                                                 ----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................          0.31           0.33          0.25        0.23         0.25         0.35

 Net realized and unrealized gains (losses) ...         (0.31)          3.25          4.87       (2.37)       (2.28)       (1.66)
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............            --           3.58          5.12       (2.14)       (2.03)       (1.31)
                                                 ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.20)         (0.26)        (0.30)      (0.20)       (0.28)       (0.33)

 Net realized gains ...........................            --             --            --          --        (0.17)       (2.94)
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (0.20)         (0.26)        (0.30)      (0.20)       (0.45)       (3.27)
                                                 ----------------------------------------------------------------------------------
Redemption fees................................            --(c)          --(c)         --          --           --           --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ................  $      20.07     $    20.27    $    16.95  $    12.13   $    14.47   $    16.95
                                                 ==================================================================================

Total return(b) ...............................         (0.03)%        21.25%        42.61%     (14.80)%     (12.11)%      (5.86)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............  $  5,475,157     $5,658,170    $4,642,764  $3,164,910   $3,551,516   $4,344,727

Ratios to average net assets:

 Expenses .....................................          0.80%(d)       0.82%         0.83%       0.83%        0.84%        0.83%

 Net investment income ........................          3.13%(d)       1.89%         1.85%       1.68%        1.62%        1.71%

Portfolio turnover rate .......................          4.36%         18.25%         8.93%      16.26%       15.38%       27.41%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


10 | See notes to financial statements. | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                                INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 96.8%
   AUSTRALIA 2.9%
   Alumina Ltd. .................................                    Metals & Mining                   9,790,288    $    41,523,441
   AMP Ltd. .....................................                       Insurance                      5,184,670         25,542,774
   National Australia Bank Ltd. .................                   Commercial Banks                   2,903,680         68,010,780
   Qantas Airways Ltd. ..........................                       Airlines                       9,942,851         25,514,291
                                                                                                                    ----------------
                                                                                                                        160,591,286
                                                                                                                    ----------------
   BERMUDA 1.5%
   ACE Ltd. .....................................                       Insurance                      1,108,930         49,735,511
   XL Capital Ltd., A ...........................                       Insurance                        450,020         33,490,488
                                                                                                                    ----------------
                                                                                                                         83,225,999
                                                                                                                    ----------------
   CANADA 2.6%
   Alcan Inc. ...................................                    Metals & Mining                   1,066,343         32,013,791
   BCE Inc. .....................................        Diversified Telecommunication Services        2,469,060         58,446,445
   BCE Inc. (USD Traded) ........................        Diversified Telecommunication Services            5,920            140,186
(a)Celestica Inc. ...............................          Electronic Equipment & Instruments              9,815            131,521
   Husky Energy Inc. ............................              Oil, Gas & Consumable Fuels             1,328,990         52,862,364
                                                                                                                    ----------------
                                                                                                                        143,594,307
                                                                                                                    ----------------
   CHINA 0.6%
   China Mobile (Hong Kong) Ltd., fgn. ..........          Wireless Telecommunication Services         8,492,000         31,636,616
                                                                                                                    ----------------
   DENMARK 0.9%
   TDC AS .......................................        Diversified Telecommunication Services          531,490         22,786,466
(a)Vestas Wind Systems AS .......................                 Electrical Equipment                 1,111,445         18,455,645
(a)Vestas Wind Systems AS, 144A .................                 Electrical Equipment                   340,168          5,648,521
                                                                                                                    ----------------
                                                                                                                         46,890,632
                                                                                                                    ----------------
   FINLAND 2.6%
   M-real OYJ, B ................................                Paper & Forest Products               2,306,820         12,518,710
   M-real OYJ, B, 144A ..........................                Paper & Forest Products               1,922,350         10,432,258
   Stora Enso OYJ, R (EUR/FIM Traded) ...........                Paper & Forest Products               2,814,636         35,836,195
   Stora Enso OYJ, R (SEK Traded) ...............                Paper & Forest Products               1,673,625         21,405,065
   UPM-Kymmene Corp. ............................                Paper & Forest Products               3,278,200         62,870,676
                                                                                                                    ----------------
                                                                                                                        143,062,904
                                                                                                                    ----------------
   FRANCE 6.5%
   Accor SA .....................................             Hotels, Restaurants & Leisure              494,470         23,196,324
   AXA SA .......................................                       Insurance                      2,311,148         57,803,169
   Michelin SA, B ...............................                    Auto Components                   1,341,820         81,748,003
   Sanofi-Aventis ...............................                    Pharmaceuticals                   1,106,500         90,908,524
   Sanofi-Aventis, ADR ..........................                    Pharmaceuticals                       6,813            279,265
   Suez SA ......................................                    Multi-Utilities                   2,075,810         56,337,853
   Suez SA, ADR .................................                    Multi-Utilities                       7,250            196,693
   Total SA, B ..................................              Oil, Gas & Consumable Fuels               201,687         47,417,005
                                                                                                                    ----------------
                                                                                                                        357,886,836
                                                                                                                    ----------------


                                                          Semiannual Report | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                                INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 8.7%
   BASF AG ......................................                      Chemicals                         879,580    $    58,535,786
   BASF AG, ADR .................................                      Chemicals                           6,430            424,380
   Bayer AG, Br. ................................                      Chemicals                       1,469,460         49,109,426
   Celesio AG ...................................           Health Care Providers & Services           1,178,552         92,407,489
   Deutsche Post AG .............................               Air Freight & Logistics                3,524,380         82,304,476
   E.ON AG ......................................                  Electric Utilities                    956,750         85,296,558
   Merck KGaA ...................................                   Pharmaceuticals                      392,017         31,590,940
   Muenchener Rueckversicherungs-
     Gesellschaft ...............................                      Insurance                         283,288         30,198,648
   Muenchener Rueckversicherungs-
     Gesellschaft, 144A .........................                      Insurance                          37,999          4,050,713
   Siemens AG ...................................               Industrial Conglomerates                   9,067            662,650
   Volkswagen AG ................................                     Automobiles                        885,310         40,438,565
                                                                                                                    ----------------
                                                                                                                        475,019,631
                                                                                                                    ----------------
   HONG KONG 2.1%
   Cheung Kong Holdings Ltd. ....................                     Real Estate                      1,979,000         19,291,229
   Cheung Kong Holdings Ltd., ADR ...............                     Real Estate                         31,535            307,402
   Hutchison Whampoa Ltd. .......................               Industrial Conglomerates               5,342,550         48,297,694
   Hutchison Whampoa Ltd., ADR ..................               Industrial Conglomerates                   4,795            216,739
   Swire Pacific Ltd., A ........................                     Real Estate                      5,440,500         48,133,007
   Swire Pacific Ltd., B ........................                     Real Estate                        154,500            250,513
                                                                                                                    ----------------
                                                                                                                        116,496,584
                                                                                                                    ----------------
   INDIA 3.0%
   Housing Development Finance Corp. Ltd. .......              Thrifts & Mortgage Finance              3,668,470         74,588,707
   ICICI Bank Ltd. ..............................                   Commercial Banks                   4,935,848         47,859,844
   Satyam Computers Services Ltd. ...............                     IT Services                      3,347,536         39,077,045
   Satyam Computers Services Ltd., ADR ..........                     IT Services                         47,700          1,240,200
                                                                                                                    ----------------
                                                                                                                        162,765,796
                                                                                                                    ----------------
   ISRAEL 0.7%
(a)Check Point Software Technologies Ltd. .......                       Software                       2,073,240         41,050,152
                                                                                                                    ----------------
   ITALY 1.8%
   Eni SpA ......................................             Oil, Gas & Consumable Fuels              2,745,390         70,789,837
   Riunione Adriatica di Sicurta SpA ............                      Insurance                       1,359,294         26,463,840
                                                                                                                    ----------------
                                                                                                                         97,253,677
                                                                                                                    ----------------
   JAPAN 9.6%
   East Japan Railway Co. .......................                     Road & Rail                          6,228         32,027,788
   Fuji Photo Film Co. Ltd. .....................             Leisure Equipment & Products               574,700         18,510,276
   Hitachi Ltd. .................................          Electronic Equipment & Instruments          6,516,000         39,622,735
   Hitachi Ltd., ADR ............................          Electronic Equipment & Instruments              2,275            137,911
   Komatsu Ltd. .................................                      Machinery                       5,440,000         42,257,669
   Mabuchi Motor Co. Ltd. .......................          Electronic Equipment & Instruments            599,700         34,573,105
   NEC Corp. ....................................               Computers & Peripherals                3,873,000         20,965,356


12 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                                INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   NEC Corp., ADR ...............................               Computers & Peripherals                   14,625    $        78,975
   Nintendo Co. Ltd. ............................                       Software                         416,100         43,547,095
   Nippon Telegraph & Telephone Corp. ...........        Diversified Telecommunication Services           10,115         43,347,393
   Nippon Telegraph & Telephone Corp., ADR ......        Diversified Telecommunication Services            6,815            146,318
   Nomura Holdings Inc. .........................                   Capital Markets                    2,770,700         33,171,408
   Ono Pharmaceutical Co. Ltd. ..................                   Pharmaceuticals                      977,000         46,364,309
   Seiko Epson Corp. ............................               Computers & Peripherals                  922,000         30,777,698
   Sompo Japan Insurance Inc. ...................                      Insurance                       6,208,000         62,729,700
   Sony Corp. ...................................                  Household Durables                  1,130,000         38,944,424
   Sony Corp., ADR ..............................                  Household Durables                      4,405            151,708
   Takeda Pharmaceutical Co. Ltd. ...............                   Pharmaceuticals                      763,500         37,885,691
                                                                                                                    ----------------
                                                                                                                        525,239,559
                                                                                                                    ----------------
   MEXICO 1.0%
   Telefonos de Mexico SA de CV (Telmex),
     L, ADR .....................................        Diversified Telecommunication Services        2,933,954         55,422,391
                                                                                                                    ----------------
   NETHERLANDS 6.0%
   Akzo Nobel NV, ADR ...........................                      Chemicals                           5,290            207,844
   CNH Global NV ................................                      Machinery                         231,940          4,381,347
   ING Groep NV .................................            Diversified Financial Services            2,548,410         72,062,849
   ING Groep NV, ADR ............................            Diversified Financial Services               12,965            363,668
   Koninklijke Philips Electronics NV ...........                  Household Durables                  2,954,061         74,704,912
   Koninklijke Philips Electronics NV,
     (N.Y. Shares) ..............................                  Household Durables                     11,935            300,643
   SBM Offshore NV ..............................             Energy Equipment & Services                603,625         41,412,714
   Unilever NV ..................................                    Food Products                     1,093,340         70,975,487
   Unilever NV, (N.Y. Shares) ...................                    Food Products                         2,540            164,668
   VNU NV .......................................                        Media                         1,202,850         33,577,046
   Wolters Kluwer NV ............................                        Media                         1,499,375         28,701,207
                                                                                                                    ----------------
                                                                                                                        326,852,385
                                                                                                                    ----------------
   NEW ZEALAND 0.1%
   Carter Holt Harvey Ltd. ......................               Paper & Forest Products                2,361,750          3,747,270
                                                                                                                    ----------------
   NORWAY 1.6%
   Norsk Hydro ASA ..............................             Oil, Gas & Consumable Fuels                476,090         43,711,400
   Telenor ASA ..................................        Diversified Telecommunication Services        5,272,050         42,152,198
                                                                                                                    ----------------
                                                                                                                         85,863,598
                                                                                                                    ----------------
   PORTUGAL 0.8%
   Portugal Telecom SA, SGPS ....................        Diversified Telecommunication Services        4,496,290         42,653,414
                                                                                                                    ----------------
   SINGAPORE 0.9%
   DBS Group Holdings Ltd. ......................                   Commercial Banks                   5,624,185         47,693,676
   DBS Group Holdings Ltd., ADR .................                   Commercial Banks                       7,605            257,965
                                                                                                                    ----------------
                                                                                                                         47,951,641
                                                                                                                    ----------------


                                                          Semiannual Report | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                               INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH KOREA 6.1%
   Kookmin Bank .................................                  Commercial Banks                      900,573    $    40,958,878
   Kookmin Bank, ADR ............................                  Commercial Banks                      216,498          9,867,979
   Korea Electric Power Corp. ...................                 Electric Utilities                   1,146,540         35,133,222
   Korea Electric Power Corp., ADR ..............                 Electric Utilities                      12,195            191,096
   KT Corp., ADR ................................       Diversified Telecommunication Services           903,955         19,435,032
   LG Electronics Inc. ..........................                 Household Durables                     938,340         59,683,685
   POSCO ........................................                  Metals & Mining                       224,020         39,520,203
   POSCO, ADR ...................................                  Metals & Mining                         4,080            179,398
   Samsung Electronics Co. Ltd. .................      Semiconductors & Semiconductor Equipment          270,520        129,180,164
                                                                                                                    ----------------
                                                                                                                        334,149,657
                                                                                                                    ----------------
   SPAIN 5.5%
   Banco Santander Central Hispano SA ...........                  Commercial Banks                    4,618,890         53,596,896
   Endesa SA ....................................                 Electric Utilities                   1,635,640         38,414,632
   Iberdrola SA, Br. ............................                 Electric Utilities                   2,011,074         53,096,539
   Repsol YPF SA ................................            Oil, Gas & Consumable Fuels               2,520,610         64,536,400
   Telefonica SA ................................       Diversified Telecommunication Services         5,433,140         89,012,904
   Telefonica SA, ADR ...........................       Diversified Telecommunication Services             8,892            434,819
                                                                                                                    ----------------
                                                                                                                        299,092,190
                                                                                                                    ----------------
   SWEDEN 7.1%
   Atlas Copco AB, A ............................                     Machinery                        4,621,920         73,336,585
   Autoliv Inc. .................................                  Auto Components                       830,940         36,395,172
   Autoliv Inc., SDR ............................                  Auto Components                         9,100            396,493
   Electrolux AB, B .............................                 Household Durables                   2,311,080         49,238,611
   Foreningssparbanken AB, A ....................                  Commercial Banks                    1,405,980         30,854,594
   Nordea Bank AB, FDR ..........................                  Commercial Banks                    8,593,898         77,521,338
   Securitas AB, B ..............................           Commercial Services & Supplies             1,926,540         32,171,041
   Svenska Cellulosa AB, B ......................              Paper & Forest Products                 1,294,903         41,424,170
   Volvo AB, B ..................................                     Machinery                        1,227,585         49,952,275
                                                                                                                    ----------------
                                                                                                                        391,290,279
                                                                                                                    ----------------
   SWITZERLAND 3.5%
   Adecco SA ....................................           Commercial Services & Supplies             1,031,040         46,975,141
   Lonza Group AG ...............................                     Chemicals                          420,110         23,253,865
   Nestle SA ....................................                   Food Products                        267,320         68,404,556
   Nestle SA, ADR ...............................                   Food Products                          2,310            147,777
   Swiss Reinsurance Co. ........................                     Insurance                          871,120         53,553,016
   Swiss Reinsurance Co., ADR ...................                     Insurance                            3,295            202,564
   UBS AG .......................................                  Capital Markets                         4,755            370,177
                                                                                                                    ----------------
                                                                                                                        192,907,096
                                                                                                                    ----------------
   TAIWAN 0.9%
   Chunghwa Telecom Co. Ltd., ADR ...............       Diversified Telecommunication Services         1,223,460         26,218,748
   Compal Electronics Inc., 144A ................              Computers & Peripherals                 4,003,190         19,895,854
   Compal Electronics Inc., GDR, Reg S ..........              Computers & Peripherals                 1,061,000          5,273,170
                                                                                                                    ----------------
                                                                                                                         51,387,772
                                                                                                                    ----------------


14 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                             INDUSTRY                          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 19.5%
   Amvescap PLC .................................                   Capital Markets                    3,236,560    $    19,307,689
   BAE Systems PLC ..............................                 Aerospace & Defense                  5,617,238         28,880,660
   BHP Billiton PLC .............................                   Metals & Mining                    3,138,081         40,026,400
   BP PLC .......................................             Oil, Gas & Consumable Fuels              4,940,110         51,417,995
   Brambles Industries PLC ......................            Commercial Services & Supplies            7,121,727         39,039,939
(a)British Airways PLC ..........................                       Airlines                       9,058,170         42,758,600
(a)British Airways PLC, ADR .....................                       Airlines                           8,225            384,930
   British Sky Broadcasting Group PLC ...........                        Media                         4,776,190         45,134,272
   Cadbury Schweppes PLC ........................                    Food Products                     5,278,910         50,405,027
   Compass Group PLC ............................            Hotels, Restaurants & Leisure            12,157,310         51,071,984
   GKN PLC ......................................                   Auto Components                    3,732,700         17,252,228
   GlaxoSmithKline PLC ..........................                   Pharmaceuticals                    2,786,240         67,433,587
   Hanson PLC ...................................                Construction Materials                4,059,615         39,017,278
   HSBC Holdings PLC ............................                   Commercial Banks                   3,254,421         52,349,823
   HSBC Holdings PLC, ADR .......................                   Commercial Banks                       3,790            301,873
   National Grid Transco PLC ....................                   Multi-Utilities                    4,569,990         44,331,875
   Pearson PLC ..................................                        Media                         3,511,000         41,355,090
(a)Rentokil Initial PLC ........................             Commercial Services & Supplies            6,043,130         17,294,388
(a)Rolls-Royce Group PLC .......................                  Aerospace & Defense                 13,555,704         69,756,471
   Rolls-Royce Group PLC, B .....................                 Aerospace & Defense                677,785,200          1,220,284
   Royal Bank of Scotland Group PLC .............                   Commercial Banks                   1,391,600         42,031,451
   Shell Transport & Trading Co. PLC, ADR .......             Oil, Gas & Consumable Fuels              1,641,890         95,328,133
   Shire Pharmaceuticals Group PLC ..............                   Pharmaceuticals                    2,293,320         25,143,079
   Shire Pharmaceuticals Group PLC, ADR .........                   Pharmaceuticals                        8,590            281,752
   Smiths Group PLC .............................               Industrial Conglomerates               2,980,820         49,074,248
   Standard Chartered PLC .......................                   Commercial Banks                   2,715,610         49,621,508
   Vodafone Group PLC ...........................         Wireless Telecommunication Services         25,749,330         62,734,614
   Yell Group PLC ...............................                        Media                         3,309,540         25,212,409
                                                                                                                    ----------------
                                                                                                                      1,068,167,587
                                                                                                                    ----------------
   UNITED STATES 0.3%
   News Corp. Ltd., A ...........................                        Media                         1,089,919         17,634,889
                                                                                                                    ----------------
   TOTAL COMMON STOCKS (COST $3,641,943,047).....                                                                     5,301,834,148
                                                                                                                    ----------------
   PREFERRED STOCK (COST $99,850) 0.0%(b)
   BRAZIL 0.0%(b)
   Cia Vale do Rio Doce, A, ADR, pfd. ...........                   Metals & Mining                       11,115            282,321
                                                                                                                    ----------------


                                                          Semiannual Report | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/PRINCIPAL
   FOREIGN EQUITY SERIES                                                                               AMOUNT(e)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 5.0%
   UNITED STATES 5.0%
(c)Franklin Institutional Fiduciary Trust Money
    Market Portfolio .................................                                               133,136,702    $   133,136,702
(d)U.S. Treasury Bills, 9/15/05-9/22/05 ..............                                               140,950,000        140,037,221
                                                                                                                    ----------------
   TOTAL SHORT TERM INVESTMENTS (COST $273,172,000)...                                                                  273,173,923
                                                                                                                    ----------------
   TOTAL INVESTMENTS (COST $3,915,214,897) 101.8%.....                                                                5,575,290,392
   OTHER ASSETS, LESS LIABILITIES (1.8)% .............                                                                 (100,133,109)
                                                                                                                    ----------------
   NET ASSETS 100.0%..................................                                                              $ 5,475,157,283
                                                                                                                    ================

CURRENCY ABBREVIATIONS:

EUR -   Euro
FIM -   Finnish Markka
SEK -   Swedish Krona
USD -   United States Dollar

SELECTED PORTFOLIO ABBREVIATIONS:

ADR -   American Depository Receipt
FDR -   Foreign Depository Receipt
GDR -   Global Depository Receipt
PLC -   Public Limited Co.
SDR -   Swedish Depository Receipt

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c) See Note 8 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(e)   The principal amount is stated in U.S. dollars unless otherwise indicated.


16 | See notes to financial statements. | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                                                ----------------
                                                                    FOREIGN
                                                                 EQUITY SERIES
                                                                ----------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..............................    $ 3,782,078,195
  Cost - Sweep Money Fund (Note 8) .........................        133,136,702
                                                                ----------------
  Total cost of investments ................................    $ 3,915,214,897
                                                                ================
  Value - Unaffiliated issuers .............................    $ 5,442,153,690
  Value - Sweep Money Fund (Note 8) ........................        133,136,702
                                                                ----------------
  Total value of investments ...............................      5,575,290,392

 Receivables:
  Investment securities sold ...............................            105,677
  Capital shares sold ......................................          7,658,373
  Dividends ................................................          9,903,604
                                                                ----------------
      Total assets .........................................      5,594,542,883
                                                                ----------------
Liabilities:
 Payables:
  Investment securities purchased ..........................         14,775,162
  Capital shares redeemed ..................................        100,825,393
  Affiliates ...............................................          3,470,462
 Other liabilities .........................................            314,583
                                                                ----------------
  Total liabilities ........................................        119,385,600
                                                                ----------------
    Net assets, at value ...................................    $ 5,475,157,283
                                                                ================
Net assets consist of:
 Undistributed net investment income .......................    $    36,969,770
 Net unrealized appreciation (depreciation) ................      1,659,950,265
 Accumulated net realized gain (loss) ......................       (142,507,187)
 Paid-in capital ...........................................      3,920,744,435
                                                                ----------------
    Net assets, at value ...................................    $ 5,475,157,283
                                                                ================
Shares outstanding .........................................        272,817,101
                                                                ================
Net asset value per share(a) ...............................    $         20.07
                                                                ================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 17

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF OPERATIONS
for the six months ended June 30, 2005 (unaudited)

                                                                ----------------
                                                                    FOREIGN
                                                                 EQUITY SERIES
                                                                ----------------
Investment income:
 Dividends (net of foreign taxes of $12,096,142)
  Unaffiliated issuers .....................................    $   104,508,167
  Sweep Money Fund (Note 8) ................................          1,354,066
 Interest ..................................................          3,480,402
 Other income (Note 9) .....................................            295,011
                                                                ----------------
    Total investment income ................................        109,637,646
                                                                ----------------
Expenses:
 Management fees (Note 3a) .................................         18,826,849
 Administrative fees (Note 3b) .............................          2,302,637
 Transfer agent fees (Note 3c) .............................             29,800
 Custodian fees (Note 4) ...................................            951,000
 Reports to shareholders ...................................             19,600
 Registration and filing fees ..............................             61,300
 Professional fees .........................................             84,761
 Directors' fees and expenses ..............................             47,800
 Other .....................................................             67,000
                                                                ----------------
  Total expenses ...........................................         22,390,747
  Expense reductions (Note 4) ..............................            (44,856)
                                                                ----------------
   Net expenses ............................................         22,345,891
                                                                ----------------
    Net investment income ..................................         87,291,755
                                                                ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
 Investments ...............................................        118,147,624
 Foreign currency transactions .............................           (699,803)
                                                                ----------------
   Net realized gain (loss) ................................        117,447,821
                                                                ----------------
Net change in unrealized appreciation (depreciation) on:
  Investments ..............................................       (206,788,641)
  Translation of assets and liabilities denominated in
   foreign currencies ......................................           (350,239)
 Change in deferred taxes on unrealized appreciation .......            332,213
                                                                ----------------
    Net unrealized appreciation (depreciation) .............       (206,806,667)
                                                                ----------------
Net realized and unrealized gain (loss) ....................        (89,358,846)
                                                                ----------------
Net increase (decrease) in net assets resulting from
 operations ................................................    $    (2,067,091)
                                                                ================


18 | See notes to financial statements. | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            ---------------------------------------
                                                                                                    FOREIGN EQUITY SERIES
                                                                                            ---------------------------------------
                                                                                            SIX MONTHS ENDED
                                                                                              JUNE 30, 2005         YEAR ENDED
                                                                                               (UNAUDITED)       DECEMBER 31, 2004
                                                                                            ---------------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ................................................................   $      87,291,755    $      92,898,790
   Net realized gain (loss) from investments and foreign currency transactions ..........         117,447,821           98,531,192
   Net change in unrealized appreciation (depreciation) on investments, translation of
    assets and liabilities denominated in foreign currencies, and deferred taxes ........        (206,806,667)         805,740,566
                                                                                            ---------------------------------------
     Net increase (decrease) in net assets resulting from operations ....................          (2,067,091)         997,170,548
                                                                                            ---------------------------------------

Distributions to shareholders from net investment income ................................         (56,595,509)         (72,392,703)
                                                                                            ---------------------------------------

Capital share transactions (Note 2) .....................................................        (124,351,658)          90,602,987
                                                                                            ---------------------------------------

Redemption fees .........................................................................               1,853               24,434
                                                                                            ---------------------------------------

     Net increase (decrease) in net assets ..............................................        (183,012,405)       1,015,405,266
Net assets:
 Beginning of year ......................................................................       5,658,169,688        4,642,764,422
                                                                                            ---------------------------------------
 End of year ............................................................................   $   5,475,157,283    $   5,658,169,688
                                                                                            =======================================
Undistributed net investment income included in net assets:
 End of year ............................................................................   $      36,969,770    $       6,273,524
                                                                                            =======================================


                     Semiannual Report | See notes to financial statements. | 19

TEMPLETON INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FOREIGN EQUITY SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (TIFI), consisting of four separate series. TIFI is an open-end investment company registered under the Investment Company Act of 1940. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


20 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


                                                          Semiannual Report | 21

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by TIFI are allocated among the funds based on the ratio of net assets of each Fund to the combined net assets of TIFI. Fund specific expenses are charged directly to the Fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses, during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEE

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 1% of the amount redeemed. Effective March 1, 2005, the fee increased to 2%. Such fees are retained by the Fund and accounted for as additional paid-in capital.


22 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2005, there were 1.14 billion shares authorized ($0.01 par value), of which 695 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                -----------------------------------------------------------------
                                      SIX MONTHS ENDED                     YEAR ENDED
                                        JUNE 30, 2005                  DECEMBER, 31 2004
                                -----------------------------------------------------------------
                                  SHARES           AMOUNT           SHARES            AMOUNT
                                -----------------------------------------------------------------
Shares sold .................    19,282,756    $  390,139,879       47,051,626    $  832,987,696
Shares issued in reinvestment
 of distributions ...........     2,289,497        48,102,343        3,305,980        62,226,817
Shares redeemed .............   (27,933,608)     (562,593,880)     (45,065,673)     (804,611,526)
                                -----------------------------------------------------------------
Net increase (decrease) .....    (6,361,355)   $ (124,351,658)       5,291,933    $   90,602,987
                                =================================================================


3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
  SUBSIDIARY                                                        AFFILIATION
----------------------------------------------------------------------------------------------
  Templeton Investment Counsel LLC (TIC)                            Investment manager
  Franklin Templeton Services LLC (FT Services)                     Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)               Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)      Transfer agent


                                                          Semiannual Report | 23

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
        0.700%              Up to and including $1 billion
        0.680%              Over $1 billion, up to and including $5 billion
        0.660%              Over $5 billion, up to and including $10 billion
        0.640%              Over $10 billion, up to and including $15 billion
        0.620%              Over $15 billion, up to and including $20 billion
        0.600%              In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the aggregate average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
        0.150%              Up to and including $200 million
        0.135%              Over $200 million, up to and including $700 million
        0.100%              Over $700 million, up to and including $1.2 billion
        0.075%              In excess of $1.2 billion

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $29,800, of which $8,511 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.


24 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2010......................................................    $   82,638,416
 2011 .....................................................       177,000,923
                                                               --------------
                                                               $  259,639,339
                                                               ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................    $ 3,965,837,998
                                                               ================

Unrealized appreciation ...................................    $ 1,777,437,835
Unrealized depreciation ...................................       (167,985,441)
                                                               ----------------
Net unrealized appreciation (depreciation) ................    $ 1,609,452,394
                                                               ================

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005 aggregated $311,801,861 and $228,673,376, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the Fund's investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


                                                          Semiannual Report | 25

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

9. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.


26 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

9. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                          Semiannual Report | 27

TEMPLETON INSTITUTIONAL FUNDS, INC.

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held March 1, 2005, the Board of Directors ("Board"), including a majority of non-interested or independent Directors, approved renewal of the investment advisory contract for each of the four separate series comprising the Templeton Institutional Funds, Inc. (the "Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the investment manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. While the investment advisory contracts for all Funds were approved at the same Board meeting, the Directors dealt with each Fund separately. In approving continuance of the investment advisory contract for each Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of


28 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such services conducted by third parties, such as Dalbar, and the firsthand experience of the individual Directors who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper reports prepared for each individual Fund showed its investment performance in comparison with its selected performance universe during 2004, as well as on an annualized basis during the previous ten-year period ending December 31, 2004 or such shorter period as applicable to each Fund.

The Lipper performance universe for Foreign Equity Series consisted of all retail and institutional international multi-cap core funds as designated by Lipper. The Fund's total return during 2004 placed it in the second highest quintile of its performance universe and on an annualized basis in the top or highest quintile of such universe in each of the previous three-, five- and ten-year periods. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund for 2004 compared with its Lipper


                                                          Semiannual Report | 29

TEMPLETON INSTITUTIONAL FUNDS, INC.

expense group under the Lipper reports. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative fees as being part of a management fee, and the expense group in the case of each Fund was a group of funds selected by Lipper from their performance universe as being in the same size category as the Fund. The Lipper report for the Foreign Equity Series showed that the Fund's effective management fee was in the fourth quintile of its expense group, but that its actual total expenses were in the first or least expensive quintile of its expense group. The Board found such expenses to be acceptable. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fees and total expenses of each Fund in comparison to its expense peer group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that they had engaged on a biennual basis the Fund's independent auditor to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability. Included in the analysis for each Fund were the revenue and related costs broken down separately from the management, underwriting, and shareholder services functions provided by the Manager and its affiliates to each Fund, as well as the relative contribution of each Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to


30 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational costs savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Directors also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Directors noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Foreign Equity Series' management advisory fee historically was at the rate of 0.70% of fund net assets but, in 2004, the Board reduced such fee by adding fee breakpoints effective May 1, 2004. The current advisory fee schedule is at the rate of 0.70% on the first $1 billion of fund net assets; 0.68% on the next $4 billion of fund net assets; 0.66% on the next $5 billion of fund net assets; 0.64% on the next $5 billion of fund net assets; 0.62% on the next $5 billion of fund net assets; and 0.60% on net assets in excess of $20 billion. This Fund is also charged a separate fee for administrative services, which starts at 0.15% on the first $200 million of fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion dollar level. At the end of 2004, this Fund's net assets were approximately $5.7 billion, and to the extent economies of scale may be realized by the manager and its affiliates, the Board believes the schedules of management advisory and administrative fees provides a sharing of benefits with this Fund and its shareholders.


                                                          Semiannual Report | 31

TEMPLETON INSTITUTIONAL FUNDS, INC.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


32 | Semiannual Report

       [LOGO](R)                                FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN(R) TEMPLETON(R)
     INSTITUTIONAL                              600 Fifth Avenue
                                                New York, NY 10020

SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, Ca 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. Like any investment in securities, the value of the fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

ZT454 S2005 08/05

===============================================================================
EMERGING MARKETS SERIES



                                                   SEMIANNUAL REPORT  06 30 2005
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

THE EXPERTISE OF MANY, THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                             TEMPLETON INSTITUTIONAL FUNDS, INC.

                                            ------------------------------------

                                             Emerging Markets Series


                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

SEMIANNUAL REPORT
--------------------------------------------------------------------------------

 TIFI Emerging Markets Series ..............................................  2

 Performance Summary .......................................................  6

 Your Fund's Expenses ......................................................  7

 Financial Highlights and Statement of Investments .........................  9

 Financial Statements ...................................................... 15

 Notes to Financial Statements ............................................. 18

 Shareholder Information.................................................... 27

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------


                                                           Semiannual Report | 1

SEMIANNUAL REPORT

TIFI EMERGING MARKETS SERIES

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by emerging market companies.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This is the Templeton Institutional Funds, Inc. (TIFI) Emerging Markets Series (the "Fund") semiannual report for the six-month period ended June 30, 2005.

PERFORMANCE OVERVIEW

The Fund posted a 5.95% cumulative total return for the six-month period ended June 30, 2005. The Fund underperformed the S&P/IFCI Composite Index(1), which returned 6.81% for the period, and the MSCI Emerging Markets Index,(2),(3) which returned 6.26% during the same period.

ECONOMIC AND MARKET OVERVIEW

Emerging markets started 2005 on a positive note with most markets returning good performances in the first two months. While a weak March and April exerted some pressure on stock markets, a rebound in the last two months of the period allowed most markets to end the six-month period higher. The MSCI Emerging Markets Index was up 4.2% in the six-month period. Latin American markets stood out, outperforming Asian and Eastern European markets due in part to the weakening dollar against major Latin American currencies. While major economies such as Brazil and Mexico recorded lower growth in the first quarter of 2005, growth figures were still much higher than in previous years.

(1). Source: Standard & Poor's Micropal. The S&P/International Finance Corporation Investable (IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity performance of global emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2). Source: Standard & Poor's Micropal. The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(3). All MSCI data is presented "as is." The Fund described herein is not sponsored or endorsed by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the Fund described herein. Copying or distributing the MSCI data is strictly prohibited.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 10.


2 | Semiannual Report

In Eastern Europe and South Africa, currency movements reduced local currency gains during the reporting period. Interest rates generally continued on a downward trend in Eastern Europe despite rising rates in the United States and Asia, as central banks sought to ensure a sustainable economic recovery and inflation pressure remained benign. Expectations for reforms, the beginning of European Union accession talks in October as well as additional funding from the International Monetary Fund and World Bank led the Turkish stock market to record strong gains. In South Africa, many companies continued to support the government's "black economic empowerment" charter.

Asian markets continued to benefit from the economic and social developments resulting in positive stock market performances. In China, government efforts to slow down the economy were fairly effective. Inflationary pressures eased and there was slower growth in some areas of the economy. A slower than expected growth in consumer demand and high oil prices led the South Korean economy to grow.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value, and cash flow potential. As we look for investments, we focus on specific companies and undertake in-depth research to construct an "action list" from which we make our buy decisions. Before we make a purchase, we generally look at the company's potential for earnings and growth over a five-year horizon. During our analysis, we also consider the company's position in its sector, the economic framework, and political environment.

MANAGER'S DISCUSSION

During the period, the Fund increased its exposure to Asia, the largest emerging markets region in the world. Asian countries with the largest investments were South Korea, Taiwan, China, and Singapore. Significant purchases included Mega Financial Holdings, one of the largest financial holding companies in Taiwan; Kasikornbank, one of Thailand's largest banks; Premier Image Technology, one of the largest manufacturers of compact and digital still cameras globally; and Maxis Communications, one of Malaysia's leading telecommunications service providers. Alternatively, the Fund reduced its holdings in Hong Kong and Singapore as stocks reached our sell targets. In South Korea, the Fund's largest investments

GEOGRAPHIC BREAKDOWN ON 6/30/05
EQUITY ASSETS AS A PERCENTAGE
OF TOTAL NET ASSETS

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Asia .............................................  57.7%
      Europe ...........................................  15.0%
      Latin America ....................................  11.7%
      Middle-East/Africa ...............................   8.5%
      Short-Term Investments & Other Net Assets ........   7.1%

SECTOR DIVERSIFICATION ON 6/30/05
Equity Assets as a Percentage of
Total Net Assets

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Consumer Staples                                                          15.9%
Financials                                                                14.7%
Industrials                                                               12.0%
Telecommunication Services                                                12.0%
Information Technology                                                    11.6%
Materials                                                                  8.5%
Oil, Gas & Consumable Fuels                                                8.1%
Consumer Discretionary                                                     4.1%
Utilities                                                                  2.2%
Hotels, Restaurants & Leisure                                              1.8%
Health Care                                                                1.5%
Independent Power Producers & Energy Traders                               0.2%
Diversified Consumer Services                                              0.2%
Multi-Utilities                                                            0.1%
Diversified Banks                                                          0.0%*
Short-Term Investments & Other Net Assets                                  7.1%

*     Rounds to less than 0.05% of Total Net Assets.


                                                           Semiannual Report | 3

10 LARGEST EQUITY POSITIONS
ON 6/30/05
PERCENTAGE OF TOTAL NET ASSETS

--------------------------------------------------------------------------------
  Samsung Electronics Co. Ltd.                                              4.1%
--------------------------------------------------------------------------------
  Anglo American PLC                                                        2.9%
--------------------------------------------------------------------------------
  Keppel Corp. Ltd.                                                         2.5%
--------------------------------------------------------------------------------
  China Mobile (Hong Kong) Ltd., fgn.                                       2.4%
--------------------------------------------------------------------------------
  Kimberly Clark de Mexico SA de CV, A                                      2.4%
--------------------------------------------------------------------------------
  Remgro Ltd.                                                               2.3%
--------------------------------------------------------------------------------
  Taiwan Mobile Co. Ltd.                                                    1.8%
--------------------------------------------------------------------------------
  Fraser & Neave Ltd.                                                       1.8%
--------------------------------------------------------------------------------
  Daewoo Shipbuilding & Marine
  Engineering Co. Ltd.                                                      1.7%
--------------------------------------------------------------------------------
  San Miguel Corp., B                                                       1.6%
--------------------------------------------------------------------------------

FUND ASSET ALLOCATION ON 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Equity ...........................................   92.9%
      Short-Term Investments & Other Net Assets ........    7.1%

included Hana Bank and LG Corporation while sales included Samsung Heavy Industries and POSCO.

Barring investments in Russia's metals and wireless telecommunications sectors, as well as selective purchases in Croatia and Sweden, the Fund reduced its holdings in most countries in Europe. Additions included Mining and Metallurgical Company Norilsk Nickel, one of largest precious metals companies in the world; Mobile Telesystems, one of the largest Eastern European and Russian mobile operators; Oriflame Cosmetics, a cosmetic company with sales operations in more than 50 countries; and Pliva, one of the largest pharmaceutical companies in Central and Eastern Europe. Key sales in the region included MOL, Bank Austria Creditanstalt and Inbev. In South Africa, the Fund reduced its exposure to brewers and the integrated oil and gas sector via sales in Sasol and SABMiller.

In Latin America, additional investments were made in Mexico while the Fund added exposure to Panama during the period. The largest purchases in the region included Telefonos de Mexico, the only nationwide provider of fixed-line telephone services and the leading provider of local and long distance telephone services as well as Internet access in Mexico; Fomento Economico Mexicano, a Mexican holding company with subsidiaries in the soft drinks, beer and retail industry; and Banco Latinoamericano de Exportaciones, a multinational bank mainly providing trade-related financing in Latin America. Some switching was undertaken in Brazil as the Fund repositioned its holdings. Additions included Petroleo Brasileiro and Centrais Electricas Brasileiras while exposure to AmBev and Banco Bradesco was reduced.

The largest contributor to the Fund's relative performance to the MSCI Emerging Markets Index was its underweight position in South Africa. The fact that the Fund did not hold stocks such as Standard Bank Group, MTN Group and Sanlam resulted in the greatest positive contribution. The Fund's overweight position in Singapore (since Singapore is not included in the index' any holdings held by the Fund are deemed as overweight) further enhanced performance. However, the Fund's underweight positions in Brazil and a zero exposure to Egypt were negative for relative performance. Egypt's strong market performance and low liquidity led to a scarcity of undervalued investments that meet the Fund's investment criteria.

At the sector level, performance was enhanced mainly by its overweight position, relative to the MSCI Emerging Markets Index, in capital goods as well as underweight holdings in banking and materials sectors. Within the capital goods sector, Keppel Corporation (Singapore) and strong-performing Korean stocks, Samsung Heavy Industries and Hyundai Development further


4 | Semiannual Report
enhanced performance. Alternatively, an overweight exposure to the food, beverage and tobacco sector and diversified financials as well as an underweight position to the energy sector led to the greatest negative attribution during the period. Overweight positions in brewers, Inbev and SABMiller, caused the greatest negative impact in the food, beverage and tobacco sector.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies As a result, the Fund's performance was negatively affected by the portfolio's significant investment in securities with non-U.S. currency exposure.

We thank you for your continued participation in the Fund and look forward to serving your investment needs.

Sincerely,

[PHOTO OF MARK MOBIUS]          /s/ Mark Mobius

                                For the Investment Adviser,
                                Mark Mobius, Ph.D.
                                Managing Director
                                Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

PERFORMANCE SUMMARY AS OF 6/30/05

TOTAL RETURNS

Your dividend income will vary depending on the dividends or interest paid by the securities in the Fund's portfolio. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. The unmanaged indices include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

------------------------------------------------------------------------------------------------------------------------------------
                                                             THREE         FIVE           TEN          AVERAGE
                                              ONE            YEAR          YEAR          YEAR           ANNUAL         CUMULATIVE
                         SIX-MONTH           YEAR           AVERAGE       AVERAGE       AVERAGE         SINCE            SINCE
                     CUMULATIVE(1),(2) CUMULATIVE(1),(2) ANNUAL(1),(3) ANNUAL(1),(3) ANNUAL(1),(3) INCEPTION(1),(3) INCEPTION(1),(2)
------------------------------------------------------------------------------------------------------------------------------------
TIFI Emerging
 Markets Series            5.95%            31.71%          25.15%        10.01%         6.04%          6.44%           113.55%
------------------------------------------------------------------------------------------------------------------------------------
S&P/IFCI Composite
 Index(4)                  6.81%            35.89%          25.69%         9.54%         5.58%          7.13%           131.15%
------------------------------------------------------------------------------------------------------------------------------------
MSCI Emerging
 Markets Index(5),(6)      6.26%            34.89%          24.42%         7.68%         4.28%          6.81%           122.74%
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1). Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

(2). Cumulative total return shows the change in value of an investment over the indicated periods. It assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period, and the deduction of all applicable charges and fees.

(3). Average annual total return represents the change in value of an investment over the indicated periods.

(4). Source: Standard & Poor's Micropal. The S&P/International Finance Corporation Investable (IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity performance of global emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(5). Source: Standard & Poor's Micropal. The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(6). All MSCI data is presented "as is." The Fund described herein is not sponsored or endorsed by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the Fund described herein. Copying or distributing the MSCI data is strictly prohibited.


6 | Semiannual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                           Semiannual Report | 7

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund's prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT     ENDING ACCOUNT       EXPENSES PAID DURING
                                               VALUE ON 12/31/04    VALUE ON 6/30/05    PERIOD* 12/31/04-6/30/05
----------------------------------------------------------------------------------------------------------------
  Actual                                            $1,000              $1,059.50                $7.30
----------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)          $1,000              $1,017.70                $7.15
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.43% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


8 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

EMERGING MARKETS SERIES

                                                 -----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                 JUNE 30, 2005                         YEAR ENDED DECEMBER 31,
                                                  (UNAUDITED)            2004          2003         2002         2001         2000
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........  $       15.09     $    12.18    $     8.10   $     8.08   $     8.66   $    12.90
                                                 -----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................           0.17           0.21          0.24         0.14         0.15         0.13

 Net realized and unrealized gains (losses) ...           0.73           2.97          4.10         0.02        (0.58)       (4.26)
                                                 -----------------------------------------------------------------------------------
Total from investment operations ..............           0.90           3.18          4.34         0.16        (0.43)       (4.13)
                                                 -----------------------------------------------------------------------------------
Less distributions from net investment income .          (0.08)         (0.27)        (0.26)       (0.14)       (0.15)       (0.11)
                                                 -----------------------------------------------------------------------------------
Redemption fees ...............................             --(c)          --(c)         --           --           --           --
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period ................  $       15.91     $    15.09    $    12.18   $     8.10   $     8.08   $     8.66
                                                 ===================================================================================

Total return(b) ...............................           5.95%         26.40%        53.84%        1.96%       (5.00)%     (32.01)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............  $   2,268,373     $2,063,532    $2,092,229   $1,234,595   $1,274,579   $1,676,028

Ratios to average net assets:

 Expenses .....................................           1.43%(d)       1.45%         1.46%        1.49%        1.45%        1.47%

 Net investment income ........................           2.28%(d)       1.62%         2.52%        1.67%        1.85%        1.21%

Portfolio turnover rate .......................          20.04%         52.07%        46.83%       53.36%       64.92%       82.86%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized


                      Semiannual Report | See notes to financial statements. | 9

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                            INDUSTRY                    SHARES/RIGHTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 88.4%
    AUSTRIA 1.0%
    Bank Austria Creditanstalt ...................                 Commercial Banks                      216,500    $    22,591,760
                                                                                                                    ----------------
    BELGIUM 0.5%
    Inbev ........................................                    Beverages                          330,962         11,200,928
                                                                                                                    ----------------
    BRAZIL 2.1%
    Centrais Eletricas Brasileiras SA ............                Electric Utilities                 815,670,000         11,496,632
    Centrais Eletricas Brasileiras SA
      (Non Taxable) ..............................                Electric Utilities                 523,418,000          7,377,425
    Cia de Bebidas das Americas (AmBev),
      ADR ........................................                    Beverages                          109,040          2,776,159
    Embraer-Empresa Bras de
      Aeronautica SA .............................               Aerospace & Defense                      71,958            448,369
 (a)Localiza Rent a Car SA, 144A .................          Diversified Consumer Services                886,000          4,784,058
    Souza Cruz SA (Non Taxable) ..................                     Tobacco                         1,388,316         17,015,572
    Unibanco Uniao de Bancos
      Brasileiros SA, GDR ........................                 Commercial Banks                       90,700          3,502,834
                                                                                                                    ----------------
                                                                                                                         47,401,049
                                                                                                                    ----------------
    CHINA 7.4%
 (a)Air China Ltd., H, 144A ......................                     Airlines                        3,046,000          1,028,942
    Aluminum Corp. of China Ltd., H ..............                 Metals & Mining                    21,798,000         12,132,051
    Anhui Conch Cement Co. Ltd., H ...............              Construction Materials                 8,270,000          7,715,694
 (a)Bank of Communications, 144A .................                 Commercial Banks                    1,676,000            603,898
    China Mobile (Hong Kong) Ltd., fgn. ..........       Wireless Telecommunication Services          14,885,000         55,453,490
    China Resources Enterprise Ltd. ..............                   Distributors                     14,440,000         22,298,719
    China Travel International Investment
      Hong Kong Ltd. .............................          Hotels, Restaurants & Leisure             13,986,000          4,229,537
    Chongqing Changan Automobile
      Co. Ltd. ...................................                   Automobiles                       4,869,286          2,681,887
    Denway Motors Ltd. ...........................                   Automobiles                      23,761,000          8,485,143
    Huadian Power International Corp.
      Ltd., H ....................................   Independent Power Producers & Energy Traders     19,220,000          5,441,361
    Lenovo Group Ltd. ............................             Computers & Peripherals                 7,116,045          2,106,192
    PetroChina Co. Ltd., H .......................           Oil, Gas & Consumable Fuels              39,226,000         29,025,074
    Shanghai Industrial Holdings Ltd. ............             Industrial Conglomerates                5,647,000         11,009,356
    TCL International Holdings Inc. ..............                Household Durables                     416,000             77,623
    Travelsky Technology Ltd., H .................                   IT Services                       7,810,000          6,633,251
                                                                                                                    ----------------
                                                                                                                        168,922,218
                                                                                                                    ----------------
    CROATIA 0.8%
    Pliva DD, GDR, Reg S .........................                 Pharmaceuticals                     1,453,900         18,580,842
                                                                                                                    ----------------
    GREECE 0.4%
    Coca-Cola Hellenic Bottling Co. SA ...........                    Beverages                          191,000          5,186,085
    Titan Cement Co. .............................              Construction Materials                   103,715          3,202,622
                                                                                                                    ----------------
                                                                                                                          8,388,707
                                                                                                                    ----------------
    HONG KONG 2.8%
    Cathay Pacific Airways Ltd. ..................                     Airlines                        1,114,000          2,028,491
    Cheung Kong Holdings Ltd. ....................                   Real Estate                       3,165,000         30,852,320
    Cheung Kong Infrastructure
      Holdings Ltd. ..............................                Electric Utilities                   2,382,000          7,096,174


10 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                            INDUSTRY                    SHARES/RIGHTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HONG KONG (CONT.)
    Dairy Farm International Holdings Ltd. .......             Food & Staples Retailing                3,171,319    $     8,752,840
    Guoco Group Ltd. .............................          Diversified Financial Services               290,147          2,987,030
    Hopewell Holdings Ltd. .......................          Transportation Infrastructure                242,000            621,283
    MTR Corp. Ltd. ...............................                   Road & Rail                       6,185,268         11,939,366
                                                                                                                    ----------------
                                                                                                                         64,277,504
                                                                                                                    ----------------
    HUNGARY 2.2%
    Borsodchem RT ................................                    Chemicals                          127,500          1,421,213
    Gedeon Richter Ltd. ..........................                 Pharmaceuticals                       105,988         15,592,198
    Magyar Telekom Ltd. ..........................      Diversified Telecommunication Services         4,947,393         21,137,836
    MOL Magyar Olaj-Es Gazipari RT ...............           Oil, Gas & Consumable Fuels                 139,904         11,745,781
                                                                                                                    ----------------
                                                                                                                         49,897,028
                                                                                                                    ----------------
    INDIA 3.5%
    Gail India Ltd. ..............................                  Gas Utilities                      1,927,980         10,104,433
    Hindustan Lever Ltd. .........................                Household Products                   6,636,800         24,974,824
    Hindustan Petroleum Corp. Ltd. ...............           Oil, Gas & Consumable Fuels               3,098,000         21,840,989
    National Aluminum Co. Ltd. ...................                 Metals & Mining                       252,000            809,762
    Oil & Natural Gas Corp. Ltd. .................           Oil, Gas & Consumable Fuels                  82,200          1,929,975
    Oil & Natural Gas Corp. Ltd., 144A ...........           Oil, Gas & Consumable Fuels                 256,649          6,025,865
    Tata Motors Ltd. .............................                    Machinery                          318,800          3,116,870
    Tata Tea Ltd. ................................                  Food Products                        782,625         11,161,970
                                                                                                                    ----------------
                                                                                                                         79,964,688
                                                                                                                    ----------------
    INDONESIA 0.1%
    PT Bank Danamon ..............................                 Commercial Banks                    2,780,000          1,438,422
                                                                                                                    ----------------
    MALAYSIA 1.5%
    Kuala Lumpur Kepong Bhd. .....................                  Food Products                        418,486            754,376
    Maxis Communications Bhd. ....................       Wireless Telecommunication Services           3,228,830          8,242,014
    Resorts World Bhd. ...........................          Hotels, Restaurants & Leisure              3,836,000          9,590,000
    SIME Darby Bhd. ..............................             Industrial Conglomerates                4,788,300          7,308,458
    Tanjong PLC ..................................          Hotels, Restaurants & Leisure                587,200          2,024,295
    YTL Corp. Bhd. ...............................                 Multi-Utilities                       564,293            794,465
    YTL Power International Bhd. .................                 Water Utilities                     8,677,656          4,567,187
                                                                                                                    ----------------
                                                                                                                         33,280,795
                                                                                                                    ----------------
    MEXICO 4.8%
    Fomento Economico Mexicano SA de CV
      Femsa, ADR .................................                    Beverages                          485,106         28,897,764
    Grupo Bimbo SA de CV, A ......................                  Food Products                      1,035,934          2,983,220
    Kimberly Clark de Mexico SA de CV, A .........                Household Products                  15,955,381         54,765,667
    Telefonos de Mexico SA de CV (Telmex),
      L, ADR .....................................      Diversified Telecommunication Services         1,120,658         21,169,230
                                                                                                                    ----------------
                                                                                                                        107,815,881
                                                                                                                    ----------------
    PANAMA 0.3%
    Banco Latinoamericano de Exportaciones
      SA, E ......................................                 Commercial Banks                      403,300          7,239,235
                                                                                                                    ----------------
    PHILIPPINES 1.6%
    San Miguel Corp., B ..........................                    Beverages                       21,374,698         35,894,982
                                                                                                                    ----------------


                                                          Semiannual Report | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                            INDUSTRY                    SHARES/RIGHTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    POLAND 2.4%
    Polski Koncern Naftowy Orlen SA ..............           Oil, Gas & Consumable Fuels               1,254,071    $    18,928,806
 (a)Prokom Software SA ...........................                   IT Services                          12,650            371,268
    Telekomunikacja Polska SA ....................      Diversified Telecommunication Services         5,495,193         34,066,214
                                                                                                                    ----------------
                                                                                                                         53,366,288
                                                                                                                    ----------------
    PORTUGAL 0.0%(b)
 (a)Jeronimo Martins SGPS SA .....................             Food & Staples Retailing                   46,900            672,473
                                                                                                                    ----------------
    RUSSIA 3.0%
    Lukoil Holdings, ADR .........................           Oil, Gas & Consumable Fuels                 712,520         26,206,486
    Mining and Metallurgical Co. Norilsk
      Nickel .....................................                 Metals & Mining                       375,900         22,779,540
    Mobile Telesystems, ADR ......................       Wireless Telecommunication Services             552,100         18,578,165
                                                                                                                    ----------------
                                                                                                                         67,564,191
                                                                                                                    ----------------
    SINGAPORE 7.3%
    Comfortdelgro Corp. Ltd. .....................                   Road & Rail                      15,612,000         15,646,255
    Fraser & Neave Ltd. ..........................             Industrial Conglomerates                4,319,318         40,214,252
    Keppel Corp. Ltd. ............................             Industrial Conglomerates                7,635,053         56,596,194
    Singapore Press Holdings Ltd. ................                      Media                          3,232,500          8,242,750
    Singapore Technologies
      Engineering Ltd. ...........................               Aerospace & Defense                   9,398,000         13,487,019
    Singapore Telecommunications Ltd. ............      Diversified Telecommunication Services        19,195,428         31,531,362
                                                                                                                    ----------------
                                                                                                                        165,717,832
                                                                                                                    ----------------
    SOUTH AFRICA 8.5%
    Anglo American PLC ...........................                 Metals & Mining                     2,804,712         66,032,859
    Nedabank Group Ltd. ..........................                 Commercial Banks                    1,636,199         18,275,802
    Nedabank Group Ltd., 144A ....................                 Commercial Banks                      251,125          2,804,983
    Old Mutual PLC ...............................                    Insurance                       11,589,670         25,329,889
    Remgro Ltd. ..................................          Diversified Financial Services             3,260,478         51,501,845
    SABMiller PLC ................................                    Beverages                          698,776         10,922,310
    Sappi Ltd. ...................................             Paper & Forest Products                 1,065,165         11,803,180
    Sasol Ltd. ...................................           Oil, Gas & Consumable Fuels                 204,400          5,548,877
    Spar Group Ltd. ..............................             Food & Staples Retailing                   23,500             85,743
                                                                                                                    ----------------
                                                                                                                        192,305,488
                                                                                                                    ----------------
    SOUTH KOREA 18.0%
    CJ Corp. .....................................                  Food Products                        387,590         28,849,135
    Daelim Industrial Co. ........................            Construction & Engineering                  27,600          1,478,047
    Daewoo Shipbuilding & Marine
      Engineering Co. Ltd. .......................                    Machinery                        2,043,510         39,210,898
    Hana Bank ....................................                 Commercial Banks                      911,600         24,409,202
    Hite Brewery Co. Ltd. ........................                    Beverages                          226,380         19,519,667
    Hyundai Development Co. ......................            Construction & Engineering               1,081,210         25,397,200
    Kangwon Land Inc. ............................          Hotels, Restaurants & Leisure              1,762,897         25,220,759
    Korea Gas Corp. ..............................                  Gas Utilities                        325,370          9,325,491
 (a)LG Card Co. Ltd. .............................                 Consumer Finance                      260,890          8,675,318
    LG Chem Ltd. .................................                    Chemicals                          461,590         16,866,217
 (a)LG Corp. .....................................             Industrial Conglomerates                  927,000         23,567,037
    LG Electronics Inc. ..........................                Household Durables                     139,830          8,893,972


12 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                            INDUSTRY                    SHARES/RIGHTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SOUTH KOREA (CONT.)
    LG Household & Health Care Ltd. ..............                Household Products                     370,270    $    14,674,790
    LG Petrochemical Co. Ltd. ....................                    Chemicals                          285,220          6,975,414
    Samsung Electronics Co. Ltd. .................     Semiconductors & Semiconductor Equipment          194,480         92,869,135
    Samsung Fine Chemicals Co. Ltd. ..............                    Chemicals                          848,500         17,552,344
    Samsung Heavy Industries Co. Ltd. ............                    Machinery                        2,027,670         18,444,055
    SK Corp. .....................................           Oil, Gas & Consumable Fuels                 169,490          8,978,301
    SK Telecom Co. Ltd. ..........................       Wireless Telecommunication Services             101,819         17,913,058
                                                                                                                    ----------------
                                                                                                                        408,820,040
                                                                                                                    ----------------
    SWEDEN 0.6%
    Oriflame Cosmetics, IDR ......................                Personal Products                      640,250         14,582,976
                                                                                                                    ----------------
    TAIWAN 13.6%
    Acer Inc. ....................................             Computers & Peripherals                 4,996,480          9,858,879
    Benq Corp. ...................................             Computers & Peripherals                 5,074,000          4,917,815
    Chunghwa Telecom Co. Ltd. ....................      Diversified Telecommunication Services        10,185,000         20,643,315
    D-Link Corp. .................................             Communications Equipment               16,785,488         19,766,336
    Delta Electronics Inc. .......................        Electronic Equipment & Instruments           7,719,917         11,978,972
    Elan Microelectronics Corp. ..................     Semiconductors & Semiconductor Equipment        8,990,178          4,583,785
    Giant Manufacturing Co. ......................           Leisure Equipment & Products                148,000            238,762
    Kinpo Electronics Inc. .......................                Office Electronics                   3,222,360          1,546,326
    Lite-On Technology Corp. .....................             Computers & Peripherals                18,844,000         21,654,983
    MediaTek Inc. ................................     Semiconductors & Semiconductor Equipment        2,992,000         25,929,092
    Mega Financial Holdings Co. Ltd. .............                 Commercial Banks                   41,097,032         27,052,032
    Premier Image Technology Corp. ...............           Leisure Equipment & Products             11,734,000         13,299,151
    President Chain Store Corp. ..................             Food & Staples Retailing                7,844,010         15,452,762
    Realtek Semiconductor Corp. ..................     Semiconductors & Semiconductor Equipment        5,200,000          5,671,981
    Siliconware Precision Industries Co. Ltd. ....     Semiconductors & Semiconductor Equipment        9,059,000          8,923,151
    Sunplus Technology Co. Ltd. ..................     Semiconductors & Semiconductor Equipment        8,203,010         11,550,252
    Synnex Technology International Corp. ........        Electronic Equipment & Instruments           5,001,300          7,278,924
    Taiwan Mobile Co. Ltd. .......................       Wireless Telecommunication Services          39,757,878         40,918,921
    Taiwan Semiconductor
      Manufacturing Co. ..........................     Semiconductors & Semiconductor Equipment       15,962,055         27,766,669
    UNI-President Enterprises Corp. ..............                  Food Products                     43,999,180         20,697,326
    Yuanta Core Pacific Securities Co. ...........                 Capital Markets                    11,817,321          8,730,081
                                                                                                                    ----------------
                                                                                                                        308,459,515
                                                                                                                    ----------------
    THAILAND 1.9%
    BEC World Public Co. Ltd., fgn. ..............                      Media                          8,056,000          2,261,333
    Kasikornbank Public Co. Ltd., fgn. ...........                 Commercial Banks                    8,486,500         11,705,517
    Land and House Public Co. Ltd., fgn. .........                Household Durables                  13,120,400          2,222,451
    Shin Corp. Public Co. Ltd., fgn. .............       Wireless Telecommunication Services           5,568,942          5,053,487
    Siam Cement Public Co. Ltd., fgn. ............              Construction Materials                 1,530,142          8,960,541
    Siam Commercial Bank Public Co. Ltd.,
      fgn. .......................................                 Commercial Banks                      772,000            878,016
    Siam Makro Public Co. Ltd., fgn. .............             Food & Staples Retailing                  188,600            280,675
    Thai Airways International Public Co. Ltd.,
      fgn. .......................................                     Airlines                        3,202,100          3,269,900
 (a)TMB Bank Public Co. Ltd., fgn. ...............                 Commercial Banks                   87,172,200          8,648,664
 (a)True Corp. Public Co. Ltd., rts., 3/28/08 ....      Diversified Telecommunication Services         2,088,420                 --
                                                                                                                    ----------------
                                                                                                                         43,280,584
                                                                                                                    ----------------


                                                          Semiannual Report | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                            INDUSTRY                    SHARES/RIGHTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TURKEY 2.5%
    Arcelik AS, Br. ..............................                Household Durables                   4,183,860    $    24,999,389
    Migros Turk TAS ..............................             Food & Staples Retailing                1,747,402         13,658,761
    Tupras-Turkiye Petrol Rafineleri AS ..........           Oil, Gas & Consumable Fuels                 946,600         13,588,921
    Turkiye Is Bankasi AS, C .....................                 Commercial Banks                      923,229          5,412,391
                                                                                                                    ----------------
                                                                                                                         57,659,462
                                                                                                                    ----------------
    UNITED KINGDOM 1.6%
    HSBC Holdings PLC ............................                 Commercial Banks                    1,663,522         26,759,010
    Provident Financial PLC ......................                 Consumer Finance                      755,730          9,720,609
                                                                                                                    ----------------
                                                                                                                         36,479,619
                                                                                                                    ----------------
    TOTAL COMMON STOCKS
      (COST $1,456,102,302).......................                                                                    2,005,802,507
                                                                                                                    ----------------
    PREFERRED STOCKS 4.5%
    BRAZIL 4.5%
    Banco Bradesco SA, ADR, pfd. .................                 Commercial Banks                      982,176         34,759,209
    Cia de Bebidas das Americas (AmBev),
      ADR, pfd. ..................................                    Beverages                          530,000         16,377,000
    Cia Vale do Rio Doce, A, ADR, pfd. ...........                 Metals & Mining                       474,050         12,040,870
    Petroleo Brasileiro SA, ADR, pfd. ............           Oil, Gas & Consumable Fuels                 741,487         34,138,061
    Suzano Bahia Sul Papel e Celulose SA,
      pfd., A ....................................             Paper & Forest Products                   899,611          3,739,544
                                                                                                                    ----------------
    TOTAL PREFERRED STOCKS
      (COST $57,735,398)..........................                                                                      101,054,684
                                                                                                                    ----------------

                                                                                                 ------------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                 ------------------
    SHORT TERM INVESTMENTS (COST $165,888,638) 7.3%
    UNITED STATES 7.3%
 (c)U.S. Treasury Bills, 7/14/05 - 9/29/05 .......                                                  $166,475,000        165,882,294
                                                                                                                    ----------------

    TOTAL INVESTMENTS
      (COST $1,679,726,338) 100.2% ...............                                                                    2,272,739,485
    OTHER ASSETS, LESS LIABILITIES (0.2)% ........                                                                       (4,366,165)
                                                                                                                    ----------------
    NET ASSETS 100.0% ............................                                                                  $ 2,268,373,320
                                                                                                                    ================

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt
GDR - Global Depository Receipt
IDR - International Depository Receipt
PLC - Public Limited Co.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c) A portion or all of the security traded on a discount basis with no stated coupon rate.


14 | See notes to financial statements. | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                                                                  ----------------
                                                                                     EMERGING
                                                                                  MARKETS SERIES
                                                                                  ----------------
Assets:
 Investments in securities:
  Cost .........................................................................  $ 1,679,726,338
                                                                                  ----------------
  Value ........................................................................  $ 2,272,739,485
 Foreign currency, at value (cost $4,041,761) ..................................        4,062,787
 Receivables:
  Investment securities sold ...................................................        4,677,968
  Capital shares sold ..........................................................        1,086,349
  Dividends and interest .......................................................        4,526,566
  Foreign income tax ...........................................................        1,196,587
                                                                                  ----------------
    Total assets ...............................................................    2,288,289,742
                                                                                  ----------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................       13,183,538
  Capital shares redeemed ......................................................        3,472,690
  Affiliates ...................................................................        2,408,322
  Deferred taxes ...............................................................          369,767
  Funds advanced by custodian ..................................................           24,810
 Other liabilities .............................................................          457,295
                                                                                  ----------------
    Total liabilities ..........................................................       19,916,422
                                                                                  ----------------
      Net assets, at value .....................................................  $ 2,268,373,320
                                                                                  ================
Net assets consist of:
 Distributions in excess of net investment income ..............................  $   (11,477,538)
 Net unrealized appreciation (depreciation) ....................................      592,703,321
 Accumulated net realized gain (loss) ..........................................     (176,428,564)
 Paid-in capital ...............................................................    1,863,576,101
                                                                                  ================
      Net assets, at value .....................................................  $ 2,268,373,320
                                                                                  ================
 Shares outstanding ............................................................      142,561,409
                                                                                  ================
 Net asset value per share(a) ..................................................  $         15.91
                                                                                  ================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF OPERATIONS
for the six months ended June 30, 2005 (unaudited)

                                                                                  ----------------
                                                                                     EMERGING
                                                                                  MARKETS SERIES
                                                                                  ----------------
Investment income:
 Dividends (net of foreign taxes of $3,197,230) ................................  $    38,631,337
 Interest ......................................................................        1,199,565
 Other income (Note 8) .........................................................          305,837
                                                                                  ----------------
  Total investment income ......................................................       40,136,739
                                                                                  ----------------
Expenses:
 Management fees (Note 3a) .....................................................       13,239,170
 Administrative fees (Note 3b) .................................................          892,600
 Transfer agent fees (Note 3c) .................................................           11,200
 Custodian fees (Note 4) .......................................................        1,152,443
 Reports to shareholders .......................................................           11,000
 Registration and filing fees ..................................................           50,000
 Professional fees .............................................................           46,170
 Directors' fees and expenses ..................................................           17,700
 Other .........................................................................           24,200
                                                                                  ----------------
  Total expenses ...............................................................       15,444,483
  Expense reductions (Note 4) ..................................................             (596)
                                                                                  ----------------
      Net expenses .............................................................       15,443,887
                                                                                  ----------------
        Net investment income ..................................................       24,692,852
                                                                                  ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................      181,259,026
  Foreign currency transactions ................................................         (421,922)
                                                                                  ----------------
        Net realized gain (loss) ...............................................      180,837,104
                                                                                  ----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ..................................................................      (76,766,031)
  Translation of assets and liabilities denominated in foreign currencies ......          (46,758)
 Change in deferred taxes on unrealized appreciation ...........................          453,923
                                                                                  ----------------
        Net unrealized appreciation (depreciation) .............................      (76,358,866)
                                                                                  ----------------
Net realized and unrealized gain (loss) ........................................      104,478,238
                                                                                  ----------------
Net increase (decrease) in net assets resulting from operations ................  $   129,171,090
                                                                                  ================


16 | See Notes to Financial Statements. | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -------------------------------------
                                                                                                      EMERGING MARKETS SERIES
                                                                                               -------------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                                JUNE 30, 2005        YEAR ENDED
                                                                                                 (UNAUDITED)      DECEMBER 31, 2004
                                                                                               -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................   $     24,692,852   $      31,730,390
  Net realized gain (loss) from investments and foreign currency transactions ..............        180,837,104         272,225,999
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies, and deferred taxes ...........        (76,358,866)        151,684,428
                                                                                               -------------------------------------
      Net increase (decrease) in net assets resulting from operations ......................        129,171,090         455,640,817
                                                                                               -------------------------------------

 Distributions to shareholders from net investment income ..................................        (11,313,398)        (39,319,998)
                                                                                               -------------------------------------
 Capital share transactions (Note 2) .......................................................         86,983,764        (445,018,905)
                                                                                               -------------------------------------

 Redemption fees ...........................................................................                127                 913
                                                                                               -------------------------------------
      Net increase (decrease) in net assets ................................................        204,841,583         (28,697,173)
Net assets:
 Beginning of period .......................................................................      2,063,531,737       2,092,228,910
                                                                                               -------------------------------------
 End of period .............................................................................   $  2,268,373,320   $   2,063,531,737
                                                                                               =====================================
Distributions in excess of net investment income included in net assets:
 End of period .............................................................................   $    (11,477,538)  $     (24,856,992)
                                                                                               =====================================


                     Semiannual Report | See notes to financial statements. | 17

TEMPLETON INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

EMERGING MARKETS SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Emerging Markets Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (TIFI). consisting of four separate series. TIFI is an open-end investment company registered under the Investment Company Act of 1940. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


18 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                          Semiannual Report | 19

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by TIFI are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of TIFI. Fund specific expenses are charged directly to the fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses, during the reporting period. Actual results could differ from those estimates.


20 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 1% of the amount redeemed. Effective March 1, 2005, the fee increased to 2%. Such fees are retained by the Fund and accounted for as additional paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2005, there were 1.14 billion shares authorized ($0.01 par value), of which 325 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                  ---------------------------------------------------------------
                                        SIX MONTHS ENDED                     YEAR ENDED
                                         JUNE 30, 2005                    DECEMBER 31, 2004
                                  ---------------------------------------------------------------
                                    SHARES          AMOUNT            SHARES          AMOUNT
                                  ---------------------------------------------------------------
Shares sold .................      17,866,876    $ 273,420,175       38,933,946    $ 502,321,321
Shares issued in reinvestment
of distributions ............         631,421       10,140,623        2,567,946       35,813,965
Shares redeemed .............     (12,721,743)    (196,577,034)     (76,560,769)    (983,154,191)
                                  ---------------------------------------------------------------
Net increase (decrease) .....       5,776,554    $  86,983,764      (35,058,877)   $(445,018,905)
                                  ===============================================================


                                                          Semiannual Report | 21

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
  SUBSIDIARY                                                     AFFILIATION
------------------------------------------------------------------------------------------
  Templeton Asset Management Ltd. (TAML)                         Investment manager
  Franklin Templeton Services LLC (FT Services)                  Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)            Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        1.250%            Up to and including $1 billion
        1.200%            Over $1 billion, up to and including $5 billion
        1.150%            Over $5 billion, up to and including $10 billion
        1.100%            Over $10 billion, up to and including $15 billion
        1.050%            Over $15 billion, up to and including $20 billion
        1.000%            In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the aggregate average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.150%            Up to and including $200 million
        0.135%            Over $200 million, up to and including $700 million
        0.100%            Over $700 million, up to and including $1.2 billion
        0.075%            In excess of $1.2 billion

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $11,200, of which $2,612 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.


22 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008 ................................................    $   17,699,013
 2009 ................................................       248,561,095
 2010 ................................................        87,334,612
                                                          --------------
                                                          $  353,594,720
                                                          ==============

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $108,607. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and foreign taxes paid on net realized gains.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..................................    $1,718,483,731
                                                          ===============
Unrealized appreciation ..............................    $  576,995,952
Unrealized depreciation ..............................       (22,740,198)
                                                          ---------------
Net unrealized appreciation (depreciation) ...........    $  554,255,754
                                                          ===============


                                                          Semiannual Report | 23

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005 aggregated $416,788,628 and $473,302,542, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.


24 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.


                                                          Semiannual Report | 25

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


26 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held March 1, 2005, the Board of Directors ("Board"), including a majority of non-interested or independent Directors, approved renewal of the investment advisory contract for each of the four separate series comprising the Templeton Institutional Funds, Inc. (the "Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the investment manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. While the investment advisory contracts for all Funds were approved at the same Board meeting, the Directors dealt with each Fund separately. In approving continuance of the investment advisory contract for each Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of


                                                          Semiannual Report | 27

TEMPLETON INSTITUTIONAL FUNDS, INC.

portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such services conducted by third parties, such as Dalbar, and the firsthand experience of the individual Directors who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewal. The Lipper reports prepared for each individual Fund showed its investment performance in comparison with its selected performance universe during 2004, as well as on an annualized basis during the previous ten-year period ending December 31, 2004 or such shorter period as applicable to each Fund.

The Lipper performance universe for this Emerging Markets Series consisted of all retail and institutional emerging market funds as designated by Lipper. The Fund's total return during 2004 placed it in the second highest quintile of this performance universe. The Fund's total return on an annualized basis placed it in the first or highest quintile of its performance universe for the previous three years, the second quintile for the previous five years, and the upper half of such Universe during the previous ten years. The Board was satisfied with such performance.


28 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund for 2004 compared with its Lipper expense group under the Lipper reports. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative fees as being part of a management fee, and the expense group in the case of each Fund was a group of funds selected by Lipper from their performance universe as being in the same size category as the Fund. The Lipper report for the Emerging Market Series showed that the Fund's effective management fee rate was in the fourth or second most expensive quintile of its expense group, but that its actual total expenses were in the second least expensive quintile of such expense group. The Board found such expense acceptable, noting that it had taken steps to lower the Fund's management fee through adding breakpoints, which had gone into effect on May 1, 2004. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fees and total expenses of each Fund in comparison to its expense peer group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. Fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that they had engaged on a biennual basis the Fund's independent auditor to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability. Included in the analysis for each Fund were the revenue and related costs broken down separately from the management, underwriting, and shareholder services functions provided by the Manager and its affiliates to each Fund, as well as the relative


                                                          Semiannual Report | 29

TEMPLETON INSTITUTIONAL FUNDS, INC.

contribution of each Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational costs savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Directors also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Directors noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Emerging Market Series' management advisory fee historically was at the rate of 1.25% of fund net assets but, in 2004, the Board reduced such fee by adding fee breakpoints effective May 1, 2004. The current advisory fee schedule is at the rate of 1.25% on the first $1 billion of fund net assets; 1.20% on the next $4 billion of fund net assets; 1.15% on the next $5 billion of fund net assets; 1.10% on the next $5 billion of fund net assets; 1.05% on the next $5 billion of fund net assets; and 1.00% on net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services, which starts at 0.15% on the first $200 million of fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion dollar level. At the end of 2004, this Fund's net assets were approximately $2 billion, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administrative fees provides a sharing of benefits with this Fund and its shareholders.


30 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 31

                      This page intentionally left blank.

                                     FRANKLIN TEMPLETON INSTITUTIONAL
       [LOGO](R)                     600 Fifth Avenue
FRANKLIN(R) TEMPLETON(R)             New York, NY 10020
     INSTITUTIONAL

SEMIANNUAL REPORT
TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES

INVESTMENT MANAGER

Templeton Asset Management Ltd.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

ZT456 S2005 08/05


===============================================================================

FOREIGN SMALLER COMPANIES SERIES




                                                  SEMIANNUAL REPORT | 06 30 2005
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                             TEMPLETON INSTITUTIONAL FUNDS, INC.
                                        ----------------------------------------
                                             Foreign Smaller Companies Series

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

SEMIANNUAL REPORT
--------------------------------------------------------------------------------

 TIFI Foreign Smaller Companies Series .....................................   2

 Performance Summary .......................................................   7

 Your Fund's Expenses ......................................................   8

 Financial Highlights and Statement of Investments .........................  10

 Financial Statements ......................................................  15

 Notes to Financial Statements .............................................  18

 Shareholder Information ...................................................  26

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------


                                                           Semiannual Report | 1

SEMIANNUAL REPORT

TIFI FOREIGN SMALLER COMPANIES SERIES

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the U.S., including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN ON 6/30/05
EQUITY ASSETS AS A PERCENTAGE
OF TOTAL NET ASSETS

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Europe .................................................................   37.1%
Asia ...................................................................   34.2%
North America ..........................................................   11.8%
Australia & New Zealand ................................................    7.4%
Latin America ..........................................................    1.7%
Middle-East/Africa .....................................................    1.2%
Short-Term Investments and Other Net Assets ............................    6.6%

This is the Templeton Institutional Funds, Inc. (TIFI) Foreign Smaller Companies Series (the "Fund") semiannual report for the six months ended June 30, 2005.

PERFORMANCE OVERVIEW

The Fund posted a 1.62% cumulative total return for the six-month period ended June 30, 2005. The Fund underperformed its benchmark, the S&P/Citigroup Global ex-U.S. <$2 Billion Index(1), which returned 3.62% during the same period.

ECONOMIC AND MARKET OVERVIEW

During the six months ended June 30, 2005, the global economy continued to grow. Although global inflation remained subdued and interest rates were still considered low on a historical basis, commodity prices and interest rates have trended higher for some time and appeared to have contributed to a slower pace of global growth over the past few months.

The world's equity markets appeared cautious, concerned that after a period of strong corporate profit growth (the U.S.-led economic recovery is now more than three years old), a decelerating trend might emerge over the next few quarters. Inflation was also perceived as a threat because it might lead to steeper rate increases that could, in turn, dampen economic growth and corporate earnings. Despite the cautionary mood, most local stock market

1. Source: Standard & Poor's Micropal. The S&P/Citigroup Global ex-U.S. <$2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed and emerging market equity securities, excluding the United States, with market capitalizations less than $2 billion. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


2 | Semiannual Report
indexes delivered positive returns during the reporting period. Importantly, given our long-term, bottom-up investment strategy, we sought to take advantage of recent equity market volatility to build positions of what we consider attractively valued securities.

INVESTMENT STRATEGY

We take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth. Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting long-term earnings and cash flow potential. We are patient investors; our typical holding period is five to seven years. In looking for opportunities, we put less emphasis on the current situation and more on what could materialize over the long term. Hence, the greatest opportunities are often in companies that are out of favor--they may be undergoing a restructuring, the business cycle may have turned against them, or they may have been oversold due to temporary difficulties which our analysis indicates have been over-discounted by the market.

MANAGER'S DISCUSSION

We continue to be positively disposed to international smaller companies. Although the valuation gap has narrowed substantially with larger companies, smaller stocks do not appear to be overvalued relative to large cap stocks based on historical price to sales, despite the prospects for better growth.

The Fund benefited from the strong performance of several stocks during the period under review. For example, we owned shares of ISS AS. Based in Denmark, ISS is the world's largest cleaning company that provides maintenance and cleaning services to corporate customers, located predominately in Europe. We purchased shares of ISS because of its opportunities to expand into higher-margin services such as pest control and intra-day washroom cleaning, which we believe will improve the company's long-term earnings

SECTOR DIVERSIFICATION ON 6/30/05

Equity Assets as a Percentage of
Total Net Assets

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Industrials                                                                25.1%
Consumer Discretionary                                                     17.6%
Financials                                                                 10.5%
Materials                                                                   8.9%
Information Technology                                                      8.8%
Energy                                                                      6.6%
Health Care                                                                 5.2%
Hotels, Restaurants & Leisure                                               2.7%
Consumer Staples                                                            2.5%
Telecommunication Services                                                  2.0%
Independent Power Producers & Energy Traders                                1.9%
Diversified Consumer Services                                               1.6%
Short-Term Investments & Other Net Assets                                   6.6%


                                                           Semiannual Report | 3

10 LARGEST EQUITY POSITIONS
ON 6/30/05
PERCENTAGE OF TOTAL NET ASSETS

Iluka Resources Ltd.                                                        2.6%
--------------------------------------------------------------------------------
Sol Melia SA                                                                1.8%
--------------------------------------------------------------------------------
Amer Sports Corp. Ltd.                                                      1.7%
--------------------------------------------------------------------------------
John Wood Group                                                             1.6%
--------------------------------------------------------------------------------
Prosafe ASA                                                                 1.6%
--------------------------------------------------------------------------------
Precision Drilling Corp.                                                    1.5%
--------------------------------------------------------------------------------
Sohgo Security Services Co. Ltd.                                            1.5%
--------------------------------------------------------------------------------
Techtronic Industries Co. Ltd.                                              1.4%
--------------------------------------------------------------------------------
OPG Groep NV                                                                1.4%
--------------------------------------------------------------------------------
Bank of Pusan                                                               1.4%
--------------------------------------------------------------------------------

FUND ASSET ALLOCATION ON 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity ..................................................................  93.4%
Short-Term Investments & Other Net Assets ...............................   6.6%

power. We were also attracted to the company's low relative valuation compared to the industry peer group. The stock has performed well during the period as the company was acquired at a premium to its intrinsic value. As a result, we no longer hold shares in the company.

Want Want Holdings Ltd. also performed well during the period. Want Want Holdings Ltd. manufactures and trades rice crackers, snack food, beverages, and packing materials. The company also manufactures wheat, flour, and raw materials for the manufacture of snack foods. Most of the company's production facilities are located in China and Taiwan. The company's strategy is to manufacture high quality snack and beverage products with proven demand and take market share by leveraging off its well-known brand name.

Also performing well during the period was Vestas Wind Systems A/S. Vestas is the world's leading wind turbine manufacturer, based in Denmark. The company has a 33% market share and has a reputation for providing reliable and efficient products. The company's competitive advantage is its technological ability to develop durable, reliable and cost-effective wind turbines. Shares performed well during the period due to the company's announced restructuring initiatives, which included key management changes. Moreover, rising oil prices make wind-generated energy sources relatively more attractive.

Some of our holdings did not perform well over the past year and detracted from performance. One example is AcBel Polytech. Taiwan-based AcBel Polytech is a manufacturer of standard and custom switching power supplies and power system products. The company's products include personal computer power supplies, web server power supplies, telecom power supplies, low voltage switching regulators, and direct current converters. While historically a stable business, the most recent quarterly results were disappointing due to an unfavorable product mix, a weak NT$, and the deferral of new projects by several large customers. However, consistent with our focus on long-term value, we continued to hold the stock because of the positive growth outlook for the power supplies business. Moreover, the stock's 7% cash dividends yield and low 9x 2006 P/E multiple offered attractive value, in our opinion.


4 | Semiannual Report

Also hindering performance during the period was Fu Sheng Industrial Co. Ltd. Fu Sheng is a Taiwanese company that was created in 1953 as a manufacturer of air compressors. Today, the company has several manufacturing businesses, but the most notable division is its golf club head business where the company is the world's largest golf club head original equipment manufacturer (OEM) with a market share of 25%. Well-known brand name clients include Callaway, TaylorMade, and Nike. The company's shares have performed poorly recently because of sharp margin compression due to the rise in key raw materials including titanium and stainless steel.

Also detracting from performance during the period was China Pharmaceutical Enterprise & Investment Corp. Ltd. The company is a leading global supplier of bulk vitamin C, penicillin, and cephalosporin. During the period, the company suffered from profit margin pressure as a result of weaker product prices and higher raw material and energy costs. We continued to hold the shares, as we believe the company is the most efficient producer of vitamin C and penicillin in China, as reflected by its superior operating margins and higher return on equity. Chinese producers have recently managed to gain market share in the global pharmaceutical market because of lower labor and utility costs, less stringent environmental regulations, and steady improvement in production efficiency. At 9.6 P/E, the shares did not discount any of the growth potential we saw for the company.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's significant investment in securities with non-U.S. currency exposure.


                                                           Semiannual Report | 5

We thank you for your continued participation in the Fund and look forward to serving your investment needs.

Sincerely,

[PHOTO OF CINDY L. SWEETING]            /s/ Cindy L. Sweeting

                                        Cindy L. Sweeting

[PHOTO OF TUCKER SCOTT]                 /s/ Tucker Scott

                                        Tucker Scott

                                        Portfolio Management Team
                                        TIFI Foreign Smaller Companies Series

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

PERFORMANCE SUMMARY AS OF 6/30/05

TOTAL RETURNS

Your dividend income will vary depending on the dividends or interest paid by the securities in the Fund's portfolio. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. The unmanaged indices include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  AVERAGE         CUMULATIVE
                                                                                                   ANNUAL            SINCE
                                                         SIX-MONTH            ONE YEAR             SINCE         INCEPTION(1,2)
                                                     CUMULATIVE(1),(2)    CUMULATIVE(1),(2)    INCEPTION(1,3)      (10/21/02)
-------------------------------------------------------------------------------------------------------------------------------
TIFI Foreign Smaller Companies Series                       1.62%              16.24%              26.49%             88.23%
-------------------------------------------------------------------------------------------------------------------------------
S&P/Citigroup Global ex-U.S. <$2 Billion Index(4)           3.62%              22.88%              34.45%            121.82%
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S INVESTMENTS IN SMALLER COMPANY STOCKS CARRY SPECIAL RISKS AS SUCH STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. ADDITIONALLY, SMALLER COMPANIES OFTEN HAVE RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND A SMALL MARKET SHARE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2. Cumulative total return shows the change in value of an investment over the indicated periods. It assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period, and the deduction of all applicable charges and fees.

3. Average annual total return represents the change in value of an investment over the indicated periods.

4. Source: Standard & Poor's Micropal. The S&P/Citigroup Global ex-U.S. <$2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed and emerging market equity securities, excluding the United States, with market capitalizations less than $2 billion. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                           Semiannual Report | 7

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund's prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT       ENDING ACCOUNT       EXPENSES PAID DURING
                                            VALUE ON 12/31/04      VALUE ON 6/30/05    PERIOD* 12/31/04-6/30/05
---------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00              $1,016.20                $4.75
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00              $1,020.08                $4.76
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, net of fee waivers, of 0.95% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                           Semiannual Report | 9

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

FOREIGN SMALLER COMPANIES SERIES

                                                           SIX MONTHS ENDED
                                                            JUNE 30, 2005              YEAR ENDED DECEMBER 31,
                                                              (UNAUDITED)         2004           2003          2002(d)
                                                           ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................        $17.45          $14.97         $10.10         $10.00
                                                           ---------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) ........................          0.22            0.21           0.17          (0.01)
 Net realized and unrealized gains (losses) .............          0.07            2.93           4.99           0.11
                                                           ---------------------------------------------------------------
Total from investment operations ........................          0.29            3.14           5.16           0.10
                                                           ---------------------------------------------------------------
Less distributions from:
 Net investment income ..................................         (0.01)          (0.16)         (0.13)            --
 Net realized gains .....................................         (0.23)          (0.50)         (0.16)            --
                                                           ---------------------------------------------------------------
Total distributions .....................................         (0.24)          (0.66)         (0.29)            --
                                                           ---------------------------------------------------------------
Net asset value, end of period ..........................        $17.50          $17.45         $14.97         $10.10
                                                           ===============================================================
Total return(b) .........................................          1.62%          21.28%         51.21%          1.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................      $118,904         $97,495        $33,583         $6,195
Ratios to average net assets:
 Expenses ...............................................          1.07%(c)        1.16%          1.58%          7.71%(c)
 Expenses net of waiver and payments by affiliate .......          0.95%(c)        0.95%          0.95%          0.95%(c)
 Net investment income (loss) ...........................          2.60%(c)        1.34%          1.40%         (0.55)%(c)
Portfolio turnover rate .................................         12.20%          27.51%         12.58%            --

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Annualized.

(d) For the period October 21, 2002 (commencement of operations) to December 31, 2002.


10 | See notes to financial statements. | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                      INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 91.7%
   AUSTRALIA 7.4%
   APN News & Media Ltd. ............................                      Media                          121,050      $    473,773
   APN News & Media Ltd., 144A ......................                      Media                           19,600            76,712
   Billabong International Ltd. .....................         Textiles Apparel & Luxury Goods             106,720         1,107,604
   Downer EDI Ltd. ..................................         Commercial Services & Supplies              244,210           991,136
   Iluka Resources Ltd. .............................                 Metals & Mining                     542,210         3,108,889
   John Fairfax Holdings Ltd. .......................                      Media                          237,630           778,059
   Mayne Group Ltd. .................................        Health Care Providers & Services             239,900           865,867
   Paperlinx Ltd. ...................................             Paper & Forest Products                 252,600           578,952
   Promina Group Ltd. ...............................                    Insurance                        233,590           837,756
                                                                                                                       -------------
                                                                                                                          8,818,748
                                                                                                                       -------------
   BAHAMAS 0.7%
(a)Steiner Leisure Ltd. .............................          Diversified Consumer Services               21,090           781,806
                                                                                                                       -------------
   BELGIUM 1.1%
   Barco NV .........................................       Electronic Equipment & Instruments             18,480         1,318,163
                                                                                                                       -------------
   BRAZIL 0.4%
   Lojas Renner SA, 144A ............................                Multiline Retail                      32,400           513,735
                                                                                                                       -------------
   CANADA 11.1%
   CAE Inc. .........................................               Aerospace & Defense                   261,920         1,404,632
   Domtar Inc. ......................................             Paper & Forest Products                 103,950           768,743
(a)GSI Companies Inc. ...............................       Electronic Equipment & Instruments            104,250           976,041
   Laurentian Bank of Canada ........................                Commercial Banks                      44,160           975,406
   Legacy Hotels ....................................                   Real Estate                       204,730         1,221,595
   Linamar Corp. ....................................                 Auto Components                     106,490         1,342,968
   MDS Inc. .........................................        Health Care Providers & Services              88,290         1,326,764
   North West Company Fund ..........................         Diversified Financial Services               54,150         1,469,666
(a)Precision Drilling Corp. .........................           Energy Equipment & Services                44,380         1,749,335
   Quebecor World Inc. ..............................         Commercial Services & Supplies               70,980         1,390,515
   Transcontinental Inc., B .........................         Commercial Services & Supplies               25,630           540,173
                                                                                                                       -------------
                                                                                                                         13,165,838
                                                                                                                       -------------
   CHINA 5.2%
   China Oilfield Services Ltd. .....................           Energy Equipment & Services             3,454,000         1,277,885
(a)China Pharmaceutical Enterprise &
     Investment Corp. Ltd. ..........................                 Pharmaceuticals                   3,168,000           648,207
   China Power International Development
     Ltd., 144A .....................................  Independent Power Producers & Energy Traders       338,000           114,177
   China Resources Power Co. Ltd. ...................  Independent Power Producers & Energy Traders     2,036,000         1,133,171
   People's Food Holdings Ltd. ......................                  Food Products                    1,948,000         1,005,017
   TCL International Holdings Inc. ..................               Household Durables                  4,116,000           768,024
   Travelsky Technology Ltd., H .....................                   IT Services                       599,000           508,747
   Weiqiao Textile Co. Ltd. .........................         Textiles Apparel & Luxury Goods             406,500           572,804
   Weiqiao Textile Co. Ltd., 144A ...................         Textiles Apparel & Luxury Goods              82,000           115,547
                                                                                                                       -------------
                                                                                                                          6,143,579
                                                                                                                       -------------
   DENMARK 1.2%
(a)Vestas Wind Systems AS ...........................              Electrical Equipment                    68,440         1,136,453
(a)Vestas Wind Systems AS, 144A .....................              Electrical Equipment                    14,740           244,759
                                                                                                                       -------------
                                                                                                                          1,381,212
                                                                                                                       -------------


                                                          Semiannual Report | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                      INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINLAND 5.5%
   Amer Sports Corp. Ltd. ...........................          Leisure Equipment & Products               109,180      $  2,069,459
   Huhtamaki OYJ ....................................             Containers & Packaging                   67,870         1,147,660
   KCI Konecranes International PLC .................                   Machinery                          10,390           443,346
   Metso OYJ ........................................                   Machinery                          73,810         1,608,021
   Orion OYJ ........................................                Pharmaceuticals                       64,570         1,244,210
                                                                                                                       -------------
                                                                                                                          6,512,696
                                                                                                                       -------------
   GERMANY 2.0%
   Celesio AG .......................................        Health Care Providers & Services               5,490           430,458
(a)Jenoptik AG ......................................    Semiconductors & Semiconductor Equipment         111,270         1,097,284
   Vossloh AG .......................................                   Machinery                          18,150           845,953
                                                                                                                       -------------
                                                                                                                          2,373,695
                                                                                                                       -------------
   HONG KONG 8.0%
   Asia Satellite Telecommunications Holdings
     Ltd. ...........................................     Diversified Telecommunication Services          314,000           549,541
   Dah Sing Financial Holdings Ltd. .................                Commercial Banks                     137,600           920,774
   Fountain Set Holdings Ltd. .......................        Textiles Apparel & Luxury Goods            1,400,000           720,642
   Giordano International Ltd. ......................                Specialty Retail                   1,694,000         1,166,269
   Hang Lung Group Ltd. .............................                  Real Estate                        355,000           630,433
   Hopewell Holdings Ltd. ...........................         Transportation Infrastructure               384,000           985,838
   Lerado Group Holdings Co. Ltd. ...................          Leisure Equipment & Products             3,815,186           402,588
   Li & Fung Ltd. ...................................                  Distributors                       190,000           394,873
   Moulin Global Eyecare Holdings Ltd. ..............        Health Care Equipment & Supplies           1,680,000                --
   Ngai Lik Industrial Holding Ltd. .................               Household Durables                  2,832,000           561,236
   Techtronic Industries Co. Ltd. ...................               Household Durables                    680,000         1,719,503
   Texwinca Holdings Ltd. ...........................        Textiles Apparel & Luxury Goods              667,000           553,627
   Yue Yuen Industrial Holdings Ltd. ................        Textiles Apparel & Luxury Goods              309,000           946,383
                                                                                                                       -------------
                                                                                                                          9,551,707
                                                                                                                       -------------
   INDIA 1.5%
   Satyam Computers Services Ltd. ...................                  IT Services                         70,113           818,455
   Tata Motors Ltd., ADR ............................                   Machinery                          96,770           936,734
                                                                                                                       -------------
                                                                                                                          1,755,189
                                                                                                                       -------------
   INDONESIA 0.6%
   PT Indosat TBK ...................................     Diversified Telecommunication Services        1,215,400           684,908
                                                                                                                       -------------
   ISRAEL 1.2%
(a)Orbotech Ltd. ....................................       Electronic Equipment & Instruments             67,430         1,449,071
                                                                                                                       -------------
   JAPAN 4.9%
   Japan Airport Terminal Co. Ltd. ..................         Transportation Infrastructure                80,000           741,970
   Meitec Corp. .....................................         Commercial Services & Supplies               51,500         1,584,401
   Sangetsu Co. Ltd. ................................               Household Durables                     29,300           725,627
   Sohgo Security Services Co. Ltd. .................         Commercial Services & Supplies              130,100         1,725,433
   Tokyo Individualized Educational Institute Inc. ..         Diversified Consumer Services               168,840         1,067,817
                                                                                                                       -------------
                                                                                                                          5,845,248
                                                                                                                       -------------
   LUXEMBOURG 0.5%
(a)Thiel Logistik AG ................................                  IT Services                        149,260           547,230
                                                                                                                       -------------


12 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                      INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO 0.9%
   Grupo Aeroportuario del Sureste SA de CV, ADR ....          Transportation Infrastructure               31,810      $  1,013,148
   Grupo Continental SA .............................                    Beverages                         22,038            36,766
                                                                                                                       -------------
                                                                                                                          1,049,914
                                                                                                                       -------------
   NETHERLANDS 7.7%
   Aalberts Industries NV ...........................            Industrial Conglomerates                  34,657         1,589,328
   Arcadis NV .......................................           Construction & Engineering                 17,400           410,551
(a)Draka Holding NV .................................              Electrical Equipment                    88,180         1,130,992
(a)Draka Holding NV, 144A ...........................              Electrical Equipment                    15,715           201,560
   Imtech NV ........................................           Construction & Engineering                 38,000         1,332,954
   Oce NV ...........................................               Office Electronics                     41,460           611,026
   OPG Groep NV .....................................        Health Care Providers & Services              24,110         1,684,739
   SBM Offshore NV ..................................           Energy Equipment & Services                12,950           888,457
   Vedior NV ........................................         Commercial Services & Supplies               90,630         1,278,657
                                                                                                                       -------------
                                                                                                                          9,128,264
                                                                                                                       -------------
   NORWAY 1.6%
   Prosafe ASA ......................................           Energy Equipment & Services                62,330         1,874,192
                                                                                                                       -------------
   RUSSIA 0.8%
(a)Pyaterochka Holding NV, GDR, 144A ................            Food & Staples Retailing                  70,198         1,007,341
                                                                                                                       -------------
   SINGAPORE 2.2%
   Huan Hsin Holdings Ltd. ..........................       Electronic Equipment & Instruments          1,516,000           755,168
   OSIM International Ltd. ..........................                Specialty Retail                   1,507,800           956,737
   Want Want Holdings Ltd. ..........................                  Food Products                      751,000           953,770
                                                                                                                       -------------
                                                                                                                          2,665,675
                                                                                                                       -------------
   SOUTH KOREA 4.7%
   Bank of Pusan ....................................                Commercial Banks                     186,080         1,654,844
   Daegu Bank Co. Ltd. ..............................                Commercial Banks                     147,960         1,267,207
   Halla Climate Control Co. Ltd. ...................                 Auto Components                     118,420         1,027,947
   Hansol Paper Co. Ltd. ............................             Paper & Forest Products                 158,770         1,634,510
                                                                                                                       -------------
                                                                                                                          5,584,508
                                                                                                                       -------------
   SPAIN 2.7%
   Sol Melia SA .....................................          Hotels, Restaurants & Leisure              180,840         2,096,252
   Transportes Azkar SA .............................             Air Freight & Logistics                 137,090         1,137,924
                                                                                                                       -------------
                                                                                                                          3,234,176
                                                                                                                       -------------
   SWEDEN 2.7%
   D. Carnegie & Co. AB .............................                 Capital Markets                     115,310         1,364,851
   Kungsleden AB ....................................                   Real Estate                        45,840         1,205,405
   Observer AB ......................................         Commercial Services & Supplies              150,010           637,287
                                                                                                                       -------------
                                                                                                                          3,207,543
                                                                                                                       -------------
   SWITZERLAND 3.2%
   Gurit Heberlein AG, Br. ..........................                    Chemicals                          1,340           949,228
(a)Kuoni Reisen Holding AG, B .......................          Hotels, Restaurants & Leisure                2,590         1,051,720
   SIG Holding AG ...................................                    Machinery                          4,010           908,022
   Vontobel Holding AG ..............................                 Capital Markets                      40,680           909,254
                                                                                                                       -------------
                                                                                                                          3,818,224
                                                                                                                       -------------


                                                          Semiannual Report | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                                      INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN 5.2%
   AcBel Polytech Inc. ..............................              Electrical Equipment                 1,444,000      $  1,237,714
   D-Link Corp. .....................................            Communications Equipment               1,282,000         1,509,664
   Fu Sheng Industrial Co. Ltd. .....................            Industrial Conglomerates                 880,200         1,050,404
   Giant Manufacturing Co. ..........................          Leisure Equipment & Products               515,000           830,829
   KYE Systems Corp. ................................             Computers & Peripherals               1,193,000           881,332
   Taiwan Fu Hsing ..................................                Building Products                    611,000           686,712
                                                                                                                       -------------
                                                                                                                          6,196,655
                                                                                                                       -------------
   THAILAND 1.9%
   BEC World Public Co. Ltd., fgn. ..................                      Media                        1,284,200           360,477
   Glow SPP Public Co. Ltd. .........................   Independent Power Producers & Energy Traders      538,400           295,745
   Glow SPP Public Co. Ltd., fgn., 144A .............   Independent Power Producers & Energy Traders    1,271,300           698,331
(a)Total Access Communication Public Co. Ltd. .......       Wireless Telecommunication Services           293,400           938,880
                                                                                                                       -------------
                                                                                                                          2,293,433
                                                                                                                       -------------
   UNITED KINGDOM 6.8%
   Bodycote International PLC .......................                    Machinery                        441,480         1,358,345
   Bodycote International PLC, 144A .................                    Machinery                         35,200           108,303
   DS Smith PLC .....................................             Containers & Packaging                  360,250           942,235
   Game Group PLC ...................................                Specialty Retail                     852,410         1,244,539
   Homeserve PLC ....................................         Commercial Services & Supplies               69,716         1,242,676
(a)Inmarsat PLC, 144A ...............................     Diversified Telecommunication Services           39,600           239,781
   John Wood Group ..................................           Energy Equipment & Services               613,980         1,894,593
   Yule Catto & Co. PLC .............................                    Chemicals                        251,110         1,118,999
                                                                                                                       -------------
                                                                                                                          8,149,471
                                                                                                                       -------------
   TOTAL COMMON STOCKS (COST $92,305,916)                                                                               109,052,221
                                                                                                                       -------------
   PREFERRED STOCKS 1.7%
   BRAZIL 0.4%
   Aracruz Celulose SA, ADR, pfd. ...................             Paper & Forest Products                  13,370           464,607
                                                                                                                       -------------
   GERMANY 1.3%
   Hugo Boss AG, pfd. ...............................         Textiles Apparel & Luxury Goods              46,730         1,535,144
                                                                                                                       -------------
   TOTAL PREFERRED STOCKS (COST $1,306,968) .........                                                                     1,999,751
                                                                                                                       -------------

                                                                                                   ------------------
                                                                                                    PRINCIPAL AMOUNT
                                                                                                   ------------------
   SHORT TERM INVESTMENTS (COST $7,219,723) 6.1%
   UNITED STATES 6.1%
(b)U.S. Treasury Bills, 7/28/05 - 9/29/05 ...........                                                  $7,270,000         7,219,837
                                                                                                                       -------------
   TOTAL INVESTMENTS (COST $100,832,607) 99.5% ......                                                                   118,271,809
   OTHER ASSETS, LESS LIABILITIES 0.5% ..............                                                                       632,383
                                                                                                                       -------------
   NET ASSETS 100.0% ................................                                                                  $118,904,192
                                                                                                                       =============

SELECTED PORTFOLIO ABBREVIATIONS:

 ADR - American Depository Receipt
 GDR - Global Depository Receipt
 PLC - Public Limited Co.

(a)   Non-income producing.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


14 | See notes to financial statements. | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                                              ------------------
                                                               FOREIGN SMALLER
                                                               COMPANIES SERIES
                                                              ------------------
Assets:
 Investments in securities:
  Cost ....................................................      $100,832,607
                                                                 =============
  Value ...................................................      $118,271,809
 Cash .....................................................            39,202
 Foreign currency, at value (cost $937,345) ...............           947,883
 Receivables:
  Investment securities sold ..............................            14,114
  Capital shares sold .....................................           100,000
  Dividends ...............................................           291,995
                                                                 -------------
    Total assets ..........................................       119,665,003
                                                                 -------------
Liabilities:
 Payables:
  Investment securities purchased .........................           607,216
  Affiliates ..............................................           119,890
 Other liabilities ........................................            33,705
                                                                 -------------
    Total liabilities .....................................           760,811
                                                                 -------------
     Net assets, at value .................................      $118,904,192
                                                                 =============
Net assets consist of:
 Undistributed net investment income ......................      $  1,249,990
 Net unrealized appreciation (depreciation) ...............        17,449,081
 Accumulated net realized gain (loss) .....................         2,764,321
 Paid-in capital ..........................................        97,440,800
                                                                 -------------
     Net assets, at value .................................      $118,904,192
                                                                 =============
Shares outstanding ........................................         6,795,377
                                                                 =============
Net asset value per share(a) ..............................      $      17.50
                                                                 =============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF OPERATIONS
for the six months ended June 30, 2005 (unaudited)

                                                                                    ------------------
                                                                                     FOREIGN SMALLER
                                                                                     COMPANIES SERIES
                                                                                    ------------------
Investment income:
 Dividends (net of foreign taxes of $198,772) ....................................      $ 1,758,394
 Interest ........................................................................          102,760
 Other income (Note 8) ...........................................................               31
                                                                                        ------------
    Total investment income ......................................................        1,861,185
                                                                                        ------------
Expenses:
 Management fees (Note 3a) .......................................................          392,484
 Administrative fees (Note 3b) ...................................................          104,663
 Transfer agent fees (Note 3c) ...................................................            6,800
 Custodian fees (Note 4) .........................................................           22,241
 Reports to shareholders .........................................................           11,100
 Registration and filing fees ....................................................            4,750
 Professional fees ...............................................................           11,615
 Directors' fees and expenses ....................................................            2,800
 Other ...........................................................................            3,500
                                                                                        ------------
    Total expenses ...............................................................          559,953
    Expense reductions (Note 4) ..................................................             (368)
    Expenses waived/paid by affiliate (Note 3d) ..................................          (61,956)
                                                                                        ------------
     Net expenses ................................................................          497,629
                                                                                        ------------
        Net investment income ....................................................        1,363,556
                                                                                        ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ....................................................................        2,788,319
  Foreign currency transactions ..................................................            1,498
                                                                                        ------------
        Net realized gain (loss) .................................................        2,789,817
                                                                                        ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ....................................................................       (2,198,059)
  Translation of assets and liabilities denominated in foreign currencies ........          (11,116)
 Change in deferred taxes on unrealized appreciation .............................            3,698
                                                                                        ------------
        Net unrealized appreciation (depreciation) ...............................       (2,205,477)
                                                                                        ------------
Net realized and unrealized gain (loss) ..........................................          584,340
                                                                                        ------------
Net increase (decrease) in net assets resulting from operations ..................      $ 1,947,896
                                                                                        ============


16 | See notes to financial statements. | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             ---------------------------------------
                                                                                                 FOREIGN SMALLER COMPANIES SERIES
                                                                                             ---------------------------------------
                                                                                              SIX MONTHS ENDED
                                                                                                JUNE 30, 2005        YEAR ENDED
                                                                                                 (UNAUDITED)      DECEMBER 31, 2004
                                                                                             ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................      $  1,363,556         $    711,332
  Net realized gain (loss) from investments and foreign currency transactions ............         2,789,817            3,073,095
  Net change in unrealized appreciation (depreciation) on investments, translation of
   assets and liabilities denominated in foreign currencies, and deferred taxes ..........        (2,205,477)          10,403,294
                                                                                                ----------------------------------
       Net increase (decrease) in net assets resulting from operations ...................         1,947,896           14,187,721
                                                                                                ----------------------------------
 Distributions to shareholders from:
  Net investment income ..................................................................           (76,800)            (752,060)
  Net realized gains .....................................................................        (1,274,042)          (2,184,958)
                                                                                                ----------------------------------
 Total distributions to shareholders .....................................................        (1,350,842)          (2,937,018)
                                                                                                ----------------------------------
 Capital share transactions (Note 2) .....................................................        20,812,215           52,661,504
                                                                                                ----------------------------------
       Net increase (decrease) in net assets .............................................        21,409,269           63,912,207
Net assets:
 Beginning of period .....................................................................        97,494,923           33,582,716
                                                                                                ----------------------------------
 End of period ...........................................................................      $118,904,192         $ 97,494,923
                                                                                                ==================================
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
 End of period ...........................................................................      $  1,249,990         $    (36,766)
                                                                                                ==================================


                     Semiannual Report | See notes to financial statements. | 17

TEMPLETON INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FOREIGN SMALLER COMPANIES SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Smaller Companies Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (TIFI) consisting of four separate series. TIFI is an open-end investment company registered under the Investment Company Act of 1940. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


18 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                          Semiannual Report | 19

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by TIFI are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of TIFI. Fund specific expenses are charged directly to the fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


20 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 1% of the amount redeemed. Effective March 1, 2005, the fee increased to 2%. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2005, there were 1.14 billion shares authorized ($0.01 par value), of which 60 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                       ------------------------------------------------------------
                                             SIX MONTHS ENDED                   YEAR ENDED
                                              JUNE 30, 2005                  DECEMBER 31, 2004
                                       ------------------------------------------------------------
                                           SHARES         AMOUNT           SHARES         AMOUNT
                                       ------------------------------------------------------------
Shares sold .......................      1,328,297     $22,802,225       3,247,849     $51,064,194
Shares issued in reinvestment
of distributions ..................         62,959       1,140,822         149,768       2,467,773
Shares redeemed ...................       (182,454)     (3,130,832)        (54,830)       (870,463)
                                       ------------------------------------------------------------
Net increase (decrease) ...........      1,208,802     $20,812,215       3,342,787     $52,661,504
                                       ============================================================


                                                          Semiannual Report | 21

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------------
SUBSIDIARY                                                           AFFILIATION
---------------------------------------------------------------------------------------------
Templeton Investment Counsel LLC (TIC)                               Investment manager
Franklin Templeton Investments (Asia) Limited (Investments Asia)     Investment manager
Franklin Templeton Services LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.750%               Up to and including $1 billion
      0.730%               Over $1 billion, up to and including $5 billion
      0.710%               Over $5 billion, up to and including $10 billion
      0.690%               Over $10 billion, up to and including $15 billion
      0.670%               Over $15 billion, up to and including $20 billion
      0.650%               In excess of $20 billion

Under a subadvisory agreement, Investments Asia, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the Fund's average daily net assets.

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $6,800, of which $4,212 was retained by Investor Services.

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENT

FT Services agreed in advance to voluntarily waive administrative fees, as noted in the Statement of Operations. Additionally, TIC agreed in advance to voluntarily waive management fees through May 1, 2006, as noted in the Statement of Operations. Total expenses waived by FT Services and TIC are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.


22 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and organization costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................     $100,970,798
                                                                   =============
Unrealized appreciation ......................................     $ 21,325,098
Unrealized depreciation ......................................       (4,024,087)
                                                                   -------------
Net unrealized appreciation (depreciation) ...................     $ 17,301,011
                                                                   =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005 aggregated $39,733,417 and $11,794,095, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may be as liquid as U.S. securities.


                                                          Semiannual Report | 23

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

8. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.


24 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                          Semiannual Report | 25

TEMPLETON INSTITUTIONAL FUNDS, INC.

SHAREHOLDER INFORMATION

FOREIGN SMALLER COMPANIES SERIES

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held March 1, 2005, the Board of Directors ("Board"), including a majority of non-interested or independent Directors, approved renewal of the investment advisory contract for each of the four separate series comprising the Templeton Institutional Funds, Inc. (the "Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the investment manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. While the investment advisory contracts for all Funds were approved at the same Board meeting, the Directors dealt with each Fund separately. In approving continuance of the investment advisory contract for each Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as


26 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by Management to increase and improve the scope of such services, periodic favorable reports on such services conducted by third parties, such as Dalbar, and the firsthand experience of the individual Directors who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper reports prepared for each individual Fund showed its investment performance in comparison with its selected performance universe during 2004, as well as on an annualized basis during the previous ten-year period ending December 31, 2004 or such shorter period as applicable to each Fund.

The Lipper performance universe for Foreign Smaller Companies Series consisted of all retail and institutional international small-cap funds as designated by Lipper. This Fund has a history of operations for only two full years and its Lipper report showed its total return during 2004 placed it in the fourth or second lowest quintile of its performance universe, and during 2003 placed it in the upper half of such universe. The Board was satisfied with such performance, noting the Fund's total return during its two years of existence on an annualized basis exceeded 35% as shown in such report.


                                                          Semiannual Report | 27

TEMPLETON INSTITUTIONAL FUNDS, INC.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund for 2004 compared with its Lipper expense group under the Lipper reports. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative fees as being part of a management fee, and the expense group in the case of each Fund was a group of funds selected by Lipper from their performance universe as being in the same size category as the Fund. The Lipper report for Foreign Smaller Companies Series showed its effective management fees and actual total expenses were in the first or least expensive quintiles of its Lipper expense group, which was satisfactory to the Board. While realizing that other factors such as the Managers' profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fees and total expenses of each Fund in comparison to its expense peer group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that they had engaged on a biennual basis the Fund's independent auditor to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability. Included in the analysis for each Fund were the revenue and related costs broken down separately from the management, underwriting, and shareholder services functions provided by the Manager and its affiliates to each Fund, as well as the relative contribution of each Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each


28 | Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational costs savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Directors also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Directors noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The fees and expenses of the Foreign Smaller Companies Series were partially waived or subsidized by management during 2004. The Board felt no economies of scale existed in the operation of this Fund at its 12/31/04 asset level of approximately $97 million.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 29

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

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

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

       [LOGO](R)                                FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN(R) TEMPLETON(R)                        600 Fifth Avenue
     INSTITUTIONAL                              New York, NY 10020

SEMINNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

ZT458 S2005 08/05


===============================================================================


FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES










TEMPLETON INSTITUTIONAL FUNDS, INC.

TIFI FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
SEMIANNUAL REPORT

June 30, 2005

Templeton Institutional Funds, Inc.

FINANCIAL HIGHLIGHTS


FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES

                                                      SIX
                                                   MONTHS ENDED
                                                   JUNE 30, 2005       YEAR ENDED DECEMBER 31,
                                                   (UNAUDITED)   2004       2003        2002/d
                                                   ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period..............   $14.23     $12.46       $9.45      $10.00
                                                    -----------------------------------------------
Income from investment operations:
 Net investment income/a .........................     0.19        .19         .19         .01
 Net realized and unrealized gains (losses) ......    (0.36)      2.12        3.09        (.51)
                                                    -----------------------------------------------
Total from investment operations .................    (0.17)      2.31        3.28        (.50)
                                                    -----------------------------------------------
Less distributions from:
 Net investment income ...........................    (0.03)      (.17)       (.27)       (.05)
 Net realized gains ..............................    (0.09)      (.37)         --          --
                                                    -----------------------------------------------
Total distributions ..............................    (0.12)      (.54)       (.27)       (.05)
                                                    -----------------------------------------------
Net asset value, end of period....................  $ 13.94     $14.23      $12.46      $ 9.45
                                                    ===============================================

Total return/b ...................................    (1.26)%     18.77%      34.89%     (5.05)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................  $ 2,789      $2,846      $2,493      $2,942
Ratios to average net assets:
 Expenses ........................................     2.38%/c     2.53%       5.31%       5.47%/c
 Expenses, net of waiver and payments by
 affiliate .......................................     0.85%/c      .84%        .84%        .84%/c
 Net investment income ...........................     2.70%/c     1.45%       1.87%        .28%/c
Portfolio turnover rate ..........................    14.89%      24.45%      39.97%       6.36%


a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c Annualized.
d For the period September 3, 2002 (commencement date) to December 31, 2002.

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                      INDUSTRY                      SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 96.3%
   AUSTRALIA 3.6%
   AMP Ltd. ........................................                   Insurance                       1,370    $    6,749
   CSL Ltd. ........................................                 Biotechnology                       300         7,703
   Macquarie Bank Ltd. .............................                Capital Markets                      400        18,199
   Qantas Airways Ltd. .............................                   Airlines                        4,970        12,754
   QBE Insurance Group Ltd. ........................                   Insurance                         769         9,386
   Sonic Healthcare Ltd. ...........................       Health Care Providers & Services            1,500        14,357
   St. George Bank Ltd. ............................               Commercial Banks                    1,500        29,925
                                                                                                                -----------
                                                                                                                    99,073
                                                                                                                -----------

   AUSTRIA 1.1%
   Erste Bank der Oester Sparkassen AG .............               Commercial Banks                      600        30,035
                                                                                                                -----------

   BERMUDA 1.0%
   ACE Ltd. ........................................                   Insurance                         640        28,704
                                                                                                                -----------

   BRAZIL 0.5%
   Companhia Siderurgica Nacional CSN, ADR .........                Metals & Mining                      800        12,920
                                                                                                                -----------

   CANADA 3.0%
   Alcan Inc. ......................................                Metals & Mining                      300         9,006
   BCE Inc. ........................................    Diversified Telecommunication Services         1,060        25,092
a  Cognos Inc. .....................................                   Software                          500        17,076
   Encana Corp. ....................................          Oil, Gas & Consumable Fuels                800        31,560
                                                                                                                -----------
                                                                                                                    82,734
                                                                                                                -----------

   CHINA 1.0%
   China Mobile (Hong Kong) Ltd., fgn. .............      Wireless Telecommunication Services          4,450        16,578
   Huaneng Power International Inc., H ............. Independent Power Producers & Energy Traders     15,000        11,003
                                                                                                                -----------
                                                                                                                    27,581
                                                                                                                -----------

   DENMARK 0.5%
   TDC AS ..........................................    Diversified Telecommunication Services           140         6,002
a  Vestas Wind Systems AS ..........................             Electrical Equipment                    370         6,144
a  Vestas Wind Systems AS, 144A ....................             Electrical Equipment                    123         2,043
                                                                                                                -----------
                                                                                                                    14,189
                                                                                                                -----------

   FINLAND 0.8%
   Stora Enso OYJ, R (SEK Traded) ..................            Paper & Forest Products                1,820        23,277
                                                                                                                -----------

   FRANCE 4.6%
   Accor SA ........................................         Hotels, Restaurants & Leisure               140         6,568
   AXA SA ..........................................                   Insurance                         610        15,256
   Essilor International SA ........................       Health Care Equipment & Supplies              200        13,673
   Michelin SA, B ..................................                Auto Components                      530        32,289
   Sanofi-Aventis ..................................                Pharmaceuticals                      330        27,112
   Suez SA .........................................                Multi-Utilities                    1,190        32,297
                                                                                                                -----------
                                                                                                                   127,195
                                                                                                                -----------



  Semiannual Report

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                      INDUSTRY                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 8.1%
   BASF AG .........................................                   Chemicals                         350   $    23,292
   Bayer AG, Br. ...................................                   Chemicals                         510        17,044
   Celesio AG ......................................       Health Care Providers & Services              460        36,068
   Deutsche Post AG ................................            Air Freight & Logistics                1,520        35,496
   E.ON AG .........................................              Electric Utilities                     260        23,180
   Puma AG .........................................        Textiles Apparel & Luxury Goods               80        19,815
   SAP AG ..........................................                   Software                          200        34,920
   Siemens AG ......................................           Industrial Conglomerates                  200        14,617
   Volkswagen AG ...................................                  Automobiles                        460        21,012
                                                                                                                -----------
                                                                                                                   225,444
                                                                                                                -----------

   GREECE 0.5%
   National Bank of Greece SA ......................               Commercial Banks                      400        13,591
                                                                                                                -----------

   HONG KONG 4.7%
   Esprit Holdings .................................               Specialty Retail                    6,000        43,432
   Sun Hung Kai Properties Ltd. ....................                  Real Estate                      3,500        34,568
   Swire Pacific Ltd., A ...........................                  Real Estate                      2,500        22,118
   Television Broadcasts Ltd. ......................                     Media                         3,000        16,948
   Wharf Holdings Ltd. .............................                  Real Estate                      4,000        14,052
                                                                                                                -----------
                                                                                                                   131,118
                                                                                                                -----------

   IRISH REPUBLIC 1.0%
   Anglo Irish Bank Corp. PLC ......................               Commercial Banks                    2,200        27,285
                                                                                                                -----------

   ISRAEL 1.7%
a  Check Point Software Technologies Ltd. ..........                   Software                        1,160        22,968
   Teva Pharmaceutical Industries Ltd., ADR ........                Pharmaceuticals                      800        24,912
                                                                                                                -----------
                                                                                                                    47,880
                                                                                                                -----------

   ITALY 4.3%
   Arnoldo Mondadori Editore SpA ...................                     Media                         1,500        14,293
   Eni SpA .........................................          Oil, Gas & Consumable Fuels                780        20,112
   Luxottica Group SpA, ADR ........................        Textiles Apparel & Luxury Goods              700        14,413
   Mediaset SpA ....................................                     Media                         1,000        11,786
   Riunione Adriatica di Sicurta SpA ...............                   Insurance                       1,294        25,193
   Saipem SpA ......................................          Energy Equipment & Services              2,500        33,698
                                                                                                                -----------
                                                                                                                   119,495
                                                                                                                -----------

   JAPAN 11.8%
   Acom Co. Ltd. ...................................               Consumer Finance                      300        19,244
   Aiful Corp. .....................................               Consumer Finance                      400        29,845
   Asahi Glass Co. Ltd. ............................               Building Products                   3,000        31,559
   East Japan Railway Co. ..........................                  Road & Rail                          5        25,713
   Fast Retailing Co. Ltd. .........................               Specialty Retail                      400        20,787
   Fuji Photo Film Co. Ltd. ........................         Leisure Equipment & Products                200         6,442
   Fujitsu Ltd. ....................................            Computers & Peripherals                1,000         5,251
   KAO Corp. .......................................              Household Products                     600        14,155


                                                           Semiannual Report

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                      INDUSTRY                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   Mabuchi Motor Co. Ltd. ..........................      Electronic Equipment & Instruments             100    $    5,765
   Mitsui Fudosan Co. Ltd. .........................                  Real Estate                      2,000        22,465
   Nintendo Co. Ltd. ...............................                   Software                          100        10,465
   Nippon Telegraph & Telephone Corp. ..............    Diversified Telecommunication Services             6        25,713
   Seiko Epson Corp. ...............................            Computers & Peripherals                  400        13,352
   Sompo Japan Insurance Inc. ......................                   Insurance                       4,000        40,419
   Sony Corp. ......................................              Household Durables                     900        31,018
   Takeda Pharmaceutical Co. Ltd. ..................                Pharmaceuticals                      200         9,924
   Trend Micro Inc. ................................                   Software                          500        17,818
                                                                                                                -----------
                                                                                                                   329,935
                                                                                                                -----------

   MEXICO 2.5%
   America Movil SA de CV, L, ADR ..................      Wireless Telecommunication Services            400        23,844
   Grupo Financiero Banorte SA de CV, O ............               Commercial Banks                    3,000        19,819
   Telefonos de Mexico SA de CV (Telmex), L, ADR ...    Diversified Telecommunication Services         1,300        24,557
                                                                                                                -----------
                                                                                                                    68,220
                                                                                                                -----------

   NETHERLANDS 5.0%
   Akzo Nobel NV ...................................                   Chemicals                         630        24,836
   ING Groep NV ....................................        Diversified Financial Services             1,290        36,478
   Koninklijke Philips Electronics NV ..............              Household Durables                   1,130        28,576
   SBM Offshore NV .................................          Energy Equipment & Services                610        41,850
   VNU NV ..........................................                     Media                           320         8,933
                                                                                                                -----------
                                                                                                                   140,673
                                                                                                                -----------

   NORWAY 1.4%
   Norske Skogindustrier ASA, A ....................            Paper & Forest Products                1,340        22,094
   Telenor ASA .....................................    Diversified Telecommunication Services         2,080        16,631
                                                                                                                -----------
                                                                                                                    38,725
                                                                                                                -----------

   PORTUGAL 0.8%
   Portugal Telecom SGPS SA ........................    Diversified Telecommunication Services         2,310        21,914
                                                                                                                -----------

   RUSSIA 0.7%
   Lukoil Holdings, ADR ............................          Oil, Gas & Consumable Fuels                560        20,625
                                                                                                                -----------

   SINGAPORE 0.6%
   DBS Group Holdings Ltd. .........................               Commercial Banks                    2,000        16,960
                                                                                                                -----------

   SOUTH KOREA 3.2%
   Kookmin Bank, ADR ...............................               Commercial Banks                      740        33,729
   KT Corp., ADR ...................................    Diversified Telecommunication Services         1,100        23,650
   Samsung Electronics Co. Ltd., GDR, 144A .........   Semiconductors & Semiconductor Equipment          130        31,135
                                                                                                                -----------
                                                                                                                    88,514
                                                                                                                -----------

   SPAIN 2.7%
   Banco Santander Central Hispano SA ..............               Commercial Banks                      650         7,542
   Telefonica Moviles SA ...........................      Wireless Telecommunication Services          2,000        21,127
   Telefonica SA ...................................    Diversified Telecommunication Services         2,881        47,197
                                                                                                                -----------
                                                                                                                    75,866
                                                                                                                -----------



 Semiannual Report

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                      INDUSTRY                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWEDEN 3.5%
   Atlas Copco AB, A ...............................                   Machinery                       2,730    $   43,317
   Getinge AB, B ...................................       Health Care Equipment & Supplies              900        12,265
   Nordea Bank AB, FDR .............................               Commercial Banks                    2,260        20,386
   Securitas AB, B .................................        Commercial Services & Supplies               480         8,016
   Volvo AB, B .....................................                   Machinery                         340        13,835
                                                                                                                -----------
                                                                                                                    97,819
                                                                                                                -----------

   SWITZERLAND 5.0%
   Credit Suisse Group .............................                Capital Markets                      400        15,775
   Lonza Group AG ..................................                   Chemicals                         110         6,089
   Roche Holding AG ................................                Pharmaceuticals                      200        25,308
   Swiss Reinsurance Co. ...........................                   Insurance                         340        20,902
   Syngenta AG .....................................                   Chemicals                         300        30,870
   Synthes Inc. ....................................       Health Care Equipment & Supplies              200        21,953
   UBS AG ..........................................                Capital Markets                      250        19,504
                                                                                                                -----------
                                                                                                                   140,401
                                                                                                                -----------

   TAIWAN 1.7%
   Chunghwa Telecom Co. Ltd., ADR ..................    Diversified Telecommunication Services           700        15,001
   Compal Electronics Inc., 144A ...................            Computers & Peripherals                  400         1,988
   Compal Electronics Inc., GDR, Reg S .............            Computers & Peripherals                1,000         4,970
   Taiwan Semiconductor Manufacturing Co. Ltd., ADR    Semiconductors & Semiconductor Equipment        2,800        25,536
                                                                                                                -----------
                                                                                                                    47,495
                                                                                                                -----------

   UNITED KINGDOM 21.0%
   BAE Systems PLC .................................              Aerospace & Defense                  6,900        35,476
   BG Group PLC ....................................          Oil, Gas & Consumable Fuels              3,000        24,668
   BHP Billiton PLC ................................                Metals & Mining                      837        10,676
   BP PLC ..........................................          Oil, Gas & Consumable Fuels              1,560        16,237
   Cadbury Schweppes PLC ...........................                 Food Products                     3,700        35,329
   Compass Group PLC ...............................         Hotels, Restaurants & Leisure             2,870        12,057
   Diageo PLC ......................................                   Beverages                       1,800        26,538
   Exel PLC ........................................            Air Freight & Logistics                  500         7,605
   GlaxoSmithKline PLC .............................                Pharmaceuticals                      500        12,101
   HBOS PLC ........................................               Commercial Banks                    1,500        23,123
   HSBC Holdings PLC ...............................               Commercial Banks                    1,200        19,303
   Man Group PLC ...................................                Capital Markets                      800        20,738
   National Grid Transco PLC .......................                Multi-Utilities                    2,350        22,797
   Next PLC ........................................               Multiline Retail                      700        18,923
   Pearson PLC .....................................                     Media                           920        10,836
   Reckitt Benckiser PLC ...........................              Household Products                   1,200        35,363
a  Rentokil Initial PLC ............................        Commercial Services & Supplies             1,570         4,493
   Royal Bank of Scotland Group PLC ................               Commercial Banks                      740        22,351


                                                           Semiannual Report

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                      INDUSTRY                      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   Shell Transport & Trading Co. PLC ...............          Oil, Gas & Consumable Fuels              2,790   $    27,127
   Shire Pharmaceuticals Group PLC .................                Pharmaceuticals                    2,870        31,466
   Smith & Nephew PLC ..............................       Health Care Equipment & Supplies            3,000        29,612
   Smiths Group PLC ................................           Industrial Conglomerates                1,290        21,238
   Standard Chartered PLC ..........................               Commercial Banks                    1,630        29,784
   Tesco PLC .......................................           Food & Staples Retailing                5,500        31,406
   The Sage Group PLC ..............................                   Software                        5,000        20,042
   Vodafone Group PLC ..............................      Wireless Telecommunication Services          3,990         9,721
   WPP Group PLC ...................................                     Media                         2,200        22,642
   Yell Group PLC ..................................                     Media                           670         5,103
                                                                                                                -----------
                                                                                                                   586,755
                                                                                                                -----------
   TOTAL COMMON STOCKS (COST $1,944,127) 96.3% .....                                                             2,684,423
                                                                                                                -----------
                                                                                              ------------------
                                                                                               PRINCIPAL AMOUNT
                                                                                              ------------------
   SHORT TERM INVESTMENTS (COST $73,580) 2.6%
   UNITED STATES 2.6%
b  U.S. Treasury Bill, 9/08/05 .....................                                               $  74,000        73,576
                                                                                                                -----------
   TOTAL INVESTMENTS (COST $2,017,707) 98.9% .......                                                             2,757,999
   OTHER ASSETS, LESS LIABILITIES 1.1% .............                                                                30,793
                                                                                                                -----------
   NET ASSETS 100.0% ...............................                                                            $2,788,792
                                                                                                                -----------


CURRENCY ABBREVIATIONS:
SEK  -  Swedish Krona


SELECTED PORTFOLIO ABBREVIATIONS:
ADR  - American Depository Receipt
FDR  - Foreign Depository Receipt
GDR  - Global Depository Receipt
PLC  - Public Limited Co.




a Non-income producing.
b A portion or all of the security is traded on a discount basis with no stated coupon rate.


 See notes to financial statements.  |  Semiannual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)


                                                         FRANKLIN TEMPLETON
                                                           NON-U.S. CORE
                                                           EQUITY SERIES
                                                         ------------------
Assets:
 Investments in securities:
  Cost ................................................   $2,017,707
                                                         ------------------
  Value ...............................................    2,757,999
 Cash .................................................        9,915
 Foreign currency, at value (cost $11,919) ............       11,785
 Receivables:
  Dividends ..........................................         7,905
  Affiliates .........................................        11,145
                                                         ------------------
      Total assets ...................................     2,798,749
                                                         ------------------
Liabilities:
 Payables:
   Investment securities purchased...................          1,960
 Other liabilities ..................................          7,997
                                                         ------------------
      Total liabilities...............................         9,957
                                                         ------------------
       Net assets, at value .........................     $2,788,792
                                                         ------------------
Net assets consist of:
 Undistributed net investment income ................     $   33,930
 Net unrealized appreciation (depreciation) .........        740,066
 Accumulated net realized gain (loss) ...............        102,319
 Paid-in capital .....................................     1,912,477
                                                         ------------------
       Net assets, at value ..........................    $2,788,792
                                                         ==================
Shares outstanding ...................................       200,000
                                                         ==================
Net asset value per share/a ...........................       $13.94
                                                         ==================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.







                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)



                                                            FRANKLIN TEMPLETON
                                                              NON-U.S. CORE
                                                              EQUITY SERIES
                                                            ------------------
Investment income:
 Dividends (net of foreign taxes of $4,614) ...................   $ 48,636
 Interest .....................................................        622
                                                                 --------------
      Total investment income .................................     49,258
                                                                 --------------
Expenses:
 Management fees (Note 3a).....................................      9,737
 Administrative fees (Note 3b).................................      2,782
 Transfer agent fees (Note 3c).................................        115
 Custodian fees (Note 4) ......................................        350
 Registration and filing fees .................................      2,100
 Professional fees ............................................     10,400
 Directors' fees and expenses .................................      3,700
 Other ........................................................      3,952
                                                                 --------------
      Total expenses ..........................................     33,136
      Expenses waived/paid by affiliate (Note 3d)..............    (21,302)
      Expense reductions (Note 4) .............................       (148)
                                                                 --------------
          Net expenses ........................................     11,686
                                                                 --------------
            Net investment income .............................     37,572
                                                                 --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................    111,346
  Foreign currency transactions ...............................       (143)
                                                                 --------------
      Net realized gain (loss) ................................    111,203
 Net change in unrealized appreciation (depreciation) on:
  Investments .................................................   (181,020)
  Translation of assets and liabilities denominated in
    foreign currencies ........................................     (1,727)
                                                                 --------------
      Net unrealized appreciation (depreciation) ......... ....   (182,747)
                                                                 --------------
Net realized and unrealized gain (loss) .......................    (71,544)
                                                                 --------------
Net increase (decrease) in net assets resulting from operations.  $(33,972)
                                                                 --------------



                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FRANKLIN TEMPLETON
                                                                 NON-U.S. CORE EQUITY SERIES
                                                               -------------------------------
                                                                SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                               JUNE 30, 2004     DECEMBER 31,
                                                                 (UNAUDITED)        2004
                                                               -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................   $  37,572      $   37,466
  Net realized gain (loss) from investments and foreign
   currency transactions .....................................     111,203         123,700
  Net unrealized appreciation (depreciation) on investments
   and translation of asset and liabilities denominated in
   foreign currencies ........................................    (182,747)        300,082
                                                                -------------------------------
      Net increase (decrease) in net assets resulting from
       operations ............................................     (33,972)        461,248

 Distributions to shareholders from:
  Net investment income ......................................      (5,580)        (34,900)
  Net realized gains .........................................     (17,620)        (73,360)
                                                                -------------------------------
 Total distributions to shareholders .........................     (23,200)       (108,260)
                                                                -------------------------------

     Net increase (decrease) in net assets ...................     (57,172)        352,988

Net assets:
 Beginning of period .........................................    2,845,964      2,492,976
                                                                -------------------------------
 End of period ...............................................   $2,788,792     $2,845,964
                                                                ===============================
Undistributed net investment income included in net assets:
 End of period ...............................................   $   33,930     $    1,938
                                                                ===============================




                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON  NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Non-U.S. Core Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (TIFI) consisting of four separate series. TIFI is an open-end investment company registered under the Investment Company Act of 1940. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System, are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON  NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by TIFI are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of TIFI. Fund specific expenses are charged directly to the fund that incurred the expense.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON  NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


g. Redemption Fees

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 1% of the amount redeemed. Effective March 1, 2005 the fee increased to 2%. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.


h. Guarantees and Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2005, there were 1.14 billion shares authorized ($0.01 par value) for TIFI of which 60 million were designated as Fund shares. During the period ended June 30, 2005, and the year ended December 31, 2004, there were no share transactions.

Franklin Advisers, Inc. (an affiliate of the Fund's investment manager) is the record owner of 100% of the Fund shares as of June 30, 2005.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:



SUBSIDIARY                                                                     AFFILIATION
-------------------------------------------------------------------------------------------------
Fiduciary International Inc. (Fiduciary)                                     Investment manager
Templeton Investment Counsel LLC (TIC)                                       Investment manager
Franklin Templeton Alternative Strategies Inc. (Alternative Strategies)      Investment manager
Franklin Templeton Services LLC (FT Services)                                Administrative manager
Franklin Templeton Distributors Inc. (Distributors)                          Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)                 Transfer agent

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON  NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Alternative Strategies based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE      NET ASSETS
-------------------------------------------------------------------------------
0.700%                   Up to and including $1 billion
0.680%                   Over $1 billion, up to and including $5 billion
0.660%                   Over $5 billion, up to and including $10 billion
0.640%                   Over $10 billion, up to and including $15 billion
0.620%                   Over $15 billion, up to and including $20 billion
0.600%                   In excess of  $20 billion

Under a subadvisory agreement, Fiduciary, an affiliate of Alternative Strategies, provides subadvisory services to the Fund and receives from Alternative Strategies fees based on the average daily net assets of the Fund. Under an agreement with Fiduciary, TIC provides subadvisory services to Fiduciary and receives from Fiduciary fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the Fund's average daily net assets.

c. Transfer Agent Fees

The Fund paid transfer agent fees of $115, of which $80 was retained by Investor Services.

d. Voluntary Waiver and Expense Reimbursement

FT Services agreed in advance to voluntarily waive administrative fees, as noted in the Statement of Operations. Additionally, Alternative Strategies agreed in advance to voluntarily waive management fees, as noted in the Statement of Operations. Total expenses waived by FT Services and Alternative Strategies are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON  NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)




5. INCOME TAXES

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and organization and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


       Cost of investments                             $   2,030,060
                                                       ================
       Unrealized appreciation                         $     754,180
       Unrealized depreciation                               (26,240)
                                                       ----------------
       Net unrealized appreciation (depreciation)      $    727,940
                                                       ================

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005 aggregated $402,385 and $452,067, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political, and social conditions, which may result in greater market volatility. In addition, certain foreign securities may be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON  NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)


8. REGULATORY MATTERS (continued)

Investigations and Settlements (continued)
Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits identified above are without merit and intends to defend against them vigorously. The Company cannot


TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON  NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)



8. REGULATORY MATTERS (continued)

OTHER LEGAL PROCEEDINGS (CONTINUED)

predict with certainty, however, the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.





       [LOGO](R)                                FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN(R) TEMPLETON(R)
     INSTITUTIONAL                              600 Fifth Avenue
                                                New York, NY 10020

SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES

INVESTMENT MANAGER

Franklin Templeton Alternative Strategies, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, Ca 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. Like any investment in securities, the value of the fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.



ZT459 S2005 08/05





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.         N/A



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS           N/A


ITEM 6. SCHEDULE OF INVESTMENTS.                        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT.       N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND  AFFILIATED PURCHASERS.             N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON INSTITUTIONAL FUNDS, INC.


By /s/JIMMY D. GAMBILL
  -----------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 19, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -----------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 19, 2005



By /s/GALEN G. VETTER
  -----------------------------
   Galen G. Vetter
   Chief Financial Officer
Date: August 19, 2005